UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 /31
Date of reporting period:	01/31/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dreyfus Total Return Advantage Fund

Global Alpha Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2012 (Unaudited)

	Face Amount
	Covered by
Options Purchased--8.1%	Contracts ($)		Value ($)
Call Options--8.0%
U.S. Treasury 10 Year Note Futures,
February 2012 @ $109	87,000	a	2,022,750
	Number of
	Contracts		Value ($)
Put Options--.1%
Swiss Market Index Futures,
March 2012 @ CHF 5,692	60	a	4,443
Swiss Market Index Futures,
March 2012 @ CHF 5,809	60	a	6,496
Swiss Market Index Futures,
March 2012 @ CHF 5,689	200	a	14,672
			25,611
Total Options
(cost $1,899,523)			2,048,361
	Principal
Short-Term Investments--74.3%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 2/16/12	3,000,000		2,999,985
0.01%, 3/1/12	4,100,000		4,099,960
0.01%, 4/12/12	3,638,000		3,637,676
0.02%, 2/23/12	660,000		659,992
0.02%, 3/22/12	1,750,000	b	1,749,950
0.03%, 4/19/12	5,620,000		5,619,421
Total Short-Term Investments
(cost $18,767,472)			18,766,984

Other Investment--15.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,854,105)	3,854,105	[c]	3,854,105

Total Investments (cost $24,521,100)	97.7%		24,669,450
Cash and Receivables (Net)	2.3%		571,065
Net Assets	100.0%		25,240,515

CHF--Swiss Franc
a	Non-income producing security.
b	Held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $124,197 of which $190,573 related to appreciated investment securities and $66,376 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investment	89.6
Options Purchased	8.1
97.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)
Financial Futures Long
Amsterdam Exchange Index	31	2,576,063	February 2012	24,867
ASX 200 Index	12	1,347,347	March 2012	20,976
DAX	19	4,022,120	March 2012	408,477
Euro-Bond Options	71	2,390,491	February 2012	579,808
FTSE 100	20	1,781,470	March 2012	40,934

Financial Futures Short
Australian 10 Year Bond	17	(2,138,911)	March 2012	(9,960)
Canadian 10 Year	40	(5,367,503)	March 2012	(61,418)
Euro-Bond	17	(3,109,319)	March 2012	(41,200)
Hang Seng	18	(2,362,667)	February 2012	(5,712)
Japanese 10 Year Mini Bond	21	(3,926,793)	March 2012	(12,536)
Long Gilt	44	(8,141,205)	March 2012	(237,149)
S&P/Toronto Stock Exchange 60 IX	10	(1,412,175)	March 2012	(35,864)
Standard & Poor's 500 E-mini	4	(261,640)	March 2012	(6,145)
Topix Index	31	(3,075,607)	March 2012	(59,963)
U.S. Treasury 10 Year Notes	8	(1,058,000)	March 2012	(7,549)

Gross Unrealized Appreciation				1,075,062
Gross Unrealized Depreciation				(477,496)

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2012 a	5	3,321,158	3,335,341	3,506,570	171,229
3/21/2012 b	7	2,454,973	2,487,433	2,592,028	104,595

British Pound,
Expiring:
3/21/2012 a	3	2,136,600	3,310,329	3,365,502	55,173
3/21/2012 b	3	1,974,400	3,064,771	3,110,009	45,238

Canadian Dollar,
Expiring:
3/21/2012 a	1	147,740	147,348	147,173	(175)
3/21/2012 b	7	5,231,555	5,088,098	5,211,490	123,392

Euro,
Expiring:
3/21/2012 a	2	657,421	861,356	860,048	(1,308)
3/21/2012 b	3	1,617,379	2,082,345	2,115,881	33,536

Japanese Yen,
Expiring:
3/21/2012 a	3	166,793,790	2,146,826	2,189,617	42,791
3/21/2012 b	8	389,476,446	5,043,681	5,112,926	69,245

Norwegian Krone,
Expiring:
3/21/2012 a	4	10,839,720	1,848,442	1,843,918	(4,524)
3/21/2012 b	5	9,563,460	1,614,580	1,626,816	12,236
3/21/2012 c	1	1,801,380	306,288	306,428	140

New Zeland Dollar,
Expiring:
3/21/2012 a	3	539,155	406,126	443,682	37,556
3/21/2012 b	3	952,160	745,996	783,553	37,557
3/21/2012 c	1	350,733	265,539	288,625	23,086

Swedish Krona,
Expiring
3/21/2012 b	6	39,387,075	5,682,039	5,776,939	94,900

Swiss Franc,
Expiring
3/21/2012 a	1	1,178,773	1,253,267	1,281,586	28,319

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
3/21/2012 a	1	393,005	415,385	414,945	440
3/21/2012 b	2	382,595	404,238	403,954	284

British Pound,
Expiring:
3/21/2012 a	5	1,071,075	1,666,513	1,687,122	(20,609)
3/21/2012 b	10	3,870,252	5,989,518	6,096,293	(106,775)
3/21/2012 c	2	971,804	1,514,308	1,530,753	(16,445)

Canadian Dollar,
Expiring:
3/21/2012 a	4	1,342,200	1,300,348	1,337,052	(36,704)
3/21/2012 b	1	360,800	349,440	359,416	(9,976)

Euro,
Expiring:
3/21/2012 a	7	3,858,393	5,137,199	5,047,610	89,589
3/21/2012 b	9	5,687,606	7,548,001	7,440,614	107,387
3/21/2012 c	1	164,640	214,687	215,385	(698)

Japanese Yen,
Expiring:
3/21/2012 a	1	7,041,305	91,801	92,436	(635)
3/21/2012 b	3	30,269,295	390,313	397,365	(7,052)

Norwegian Krone,
Expiring:
3/21/2012 a	1	9,912,343	1,666,500	1,686,164	(19,664)
3/21/2012 b	4	7,048,000	1,170,465	1,198,918	(28,453)

New Zeland Dollar,
Expiring:
3/21/2012 a	2	758,600	590,592	624,268	(33,676)
3/21/2012 b	5	1,708,890	1,317,806	1,406,282	(88,476)
3/21/2012 c	1	167,790	135,464	138,078	(2,614)

Swedish Krona,
Expiring:
3/21/2012 a	2	5,211,450	750,066	764,368	(14,302)
3/21/2012 b	4	13,983,550	2,021,284	2,050,980	(29,696)

Swiss Franc,
Expiring:
3/21/2012 a	1	1,169,000	1,231,315	1,270,960	(39,645)
3/21/2012 b	2	16,000	16,931	17,395	(464)
3/21/2012 c	1	20,815	22,268	22,630	(362)

Gross Unrealized Appreciation					1,076,694
Gross Unrealized Depreciation					(462,253)

Counterparties:
a	Citigroup
b	UBS
c	Morgan Stanley

STATEMENT OF OPTIONS WRITTEN
January 31, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
March 2012 @ CHF 5,809	60	a	(12,476)
Swiss Market Index Futures,
March 2012 @ CHF 5,692	60	a	(18,039)
Swiss Market Index Futures,
March 2012 @ CHF 5,689	200	a	(60,619)
(premiums received $66,981)			(91,134)

CHF--Swiss Franc
a Non-income producing security.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	3,854,105	-	-	3,854,105
U.S. Treasury	-	18,766,984	-	18,766,984
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	1,076,694	-	1,076,694
Futures+	1,075,062	-	-	1,075,062
Options Purchased	2,022,750	25,611	-	2,048,361
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(462,253)	-	(462,253)
Futures+	(477,496)	-	-	(477,496)
Options Written	-	(91,134)	-	(91,134)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund
January 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--88.3%		Rate (%)	Date	Amount ($) [a]		Value ($)
Agricultural--3.6%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		86,907
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		105,858
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/13	200,000		16,660
Imperial Tobacco Finance,
Gtd. Notes	GBP	8.13	3/15/24	50,000		103,684
						313,109
Auto Parts & Equipment--.8%
Conti-Gummi Finance,
Gtd. Bonds	EUR	7.13	10/15/18	50,000		67,528
Banks--9.6%
Allied Irish Banks,
Govt. Gtd. Notes	EUR	3.25	2/4/13	50,000		62,158
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.57	5/3/13	100,000	b	99,503
Bank of England Euro Note,
Bonds		1.38	3/7/14	95,000		96,604
BNP Paribas
Jr. Sub. Bonds	GBP	5.95	4/29/49	50,000	c	53,184
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	50,000	b	55,320
Duesseldorfer Hypothekenbank,
Govt. Gtd. Bonds	EUR	1.88	12/13/13	100,000		132,714
Eksportfinans,
Sr. Unscd. Notes	EUR	4.75	6/11/13	25,000		32,994
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	6.51	3/10/14	100,000	b	102,448
Suncorp-Metway,

Govt. Gtd. Notes	GBP	4.00	1/16/14	85,000		141,727
US Bank,
Sub. Notes	EUR	4.38	2/28/17	50,000	b	61,151
						837,803
Building Materials--.6%
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000		54,938
Chemicals--.6%
Ineos Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000		56,606
Diversified Financial Services--8.2%
Arsenal Securities,
Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	42,195		64,343
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	20,000		33,493
F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	82,610
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		54,055
ICAP Group Holdings,
Sr. Unscd. Notes	EUR	7.50	7/28/14	50,000		66,699
Irish Life & Permanent,
Govt. Gtd. Notes	EUR	4.00	3/10/15	50,000		51,949
Juneau Investments,
Sr. Scd. Notes	GBP	5.90	2/22/21	30,000		39,940
Reed Elsevier Investments,
Gtd. Notes	GBP	7.00	12/11/17	50,000		95,133
Sceptre Funding No. 1,
Sr. Scd. Bonds	GBP	5.25	2/9/27	47,464		85,056
SLM Student Loan,
Asset-Backed Notes	GBP	5.15	9/17/15	100,000		135,442
						708,720
Electric Utilities--1.7%
EDF,
Sr. Unscd. Notes		4.60	1/27/20	70,000		72,948
SSE,
Sub. Notes	GBP	5.45	10/1/15	50,000	b	78,475
						151,423

Entertainment & Gaming--1.1%
Lottomatica,
Jr. Sub. Bonds	EUR	8.25	3/31/66	50,000	b	56,900
Travelport,
Gtd. Notes		9.88	9/1/14	60,000		36,300
						93,200
Food & Beverages--1.6%
British Sugar,
Gtd. Debs.	GBP	10.75	7/2/13	31,000		55,084
CEDC Finance Corp. International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		45,782
Tate & Lyle International Finance,
Gtd. Notes	GBP	6.50	6/28/12	25,000		40,038
						140,904
Foreign/Governmental--34.5%
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	85,000		102,991
Brazilian Government,
Sr. Unscd. Bonds		7.13	1/20/37	70,000		95,585
Bulgarian Government,
Sr. Unscd. Bonds		8.25	1/15/15	20,000		22,650
Canada Housing Trust No. 1,
Govt. Gtd. Bonds	CAD	3.80	6/15/21	85,000	c	95,410
Canadian Government,
Bonds	CAD	2.00	6/1/16	260,000		267,859
Croatian Government,
Sr. Unscd. Notes		6.63	7/14/20	100,000		95,000
Czech Republic Government,
Bonds, Ser. 51	CZK	4.00	4/11/17	2,640,000		146,704
Czech Republic Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		112,957
European Bank for Reconstruction &
Development, Notes	NOK	4.00	5/11/17	180,000		32,397
FMS Wertmanagement,
Govt. Gtd. Notes	EUR	3.00	8/3/18	100,000		138,301
Indonesian Government,
Sr. Unscd. Bonds		6.63	2/17/37	100,000		122,750
Malaysian Government,

Bonds, Ser. 0111	MYR	4.16	7/15/21	515,000		177,768
Mexican Government,
Bonds, Ser. M10	MXN	7.75	12/14/17	360,000		31,159
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	3,550,000		314,271
New South Wales Treasury,
Gov't Gtd. Bonds, Ser. CIB1	AUD	2.75	11/20/25	170,000	d	215,176
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	265,000		249,396
New Zealand Government,
Sr. Unscd. Bonds, Ser. 413	NZD	6.50	4/15/13	205,000		177,268
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	554,000		108,923
Peruvian Government,
Sr. Unscd. Bonds		5.63	11/18/50	10,000		10,810
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	110,000		43,035
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	290,000		91,129
Romanian Government,
Sr. Unscd. Bonds	EUR	5.00	3/18/15	30,000		38,868
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	107,000	e	241,001
Venezuelan Government,
Sr. Unscd. Notes		10.75	9/19/13	50,000		52,250
						2,983,658
Health Care--.7%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		65,075
Industrial--.8%
BAA Funding,
Sr. Scd. Bonds	EUR	4.60	2/15/18	50,000		68,128
Insurance--.9%
Prudential,
Jr. Sub. Notes		11.75	12/23/14	65,000	b	74,994
Media--1.6%
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	50,000		69,653

Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	50,000		68,836
						138,489
Mining--1.1%
Anglo American Capital,
Gtd. Notes	GBP	6.88	5/1/18	50,000		91,921
Oil & Gas--5.3%
BG Energy Capital,
Gtd. Notes	GBP	5.88	11/13/12	40,000		65,097
BP Capital Markets,
Gtd. Notes	EUR	4.50	11/8/12	50,000		67,035
EXCO Resources,
Gtd. Notes		7.50	9/15/18	35,000		30,625
Petrobras International Finance,
Gtd. Notes		3.88	1/27/16	90,000		92,600
Petrobras International Finance,
Gtd. Notes	GBP	6.25	12/14/26	100,000		165,230
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,835
						456,422
Packaging & Containers--.7%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000		60,006
Real Estate--1.0%
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,814		83,221
Retail--2.3%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.68	6/15/14	50,000	b	53,303
Enterprise Inns,
Sr. Scd. Bonds	GBP	6.50	12/6/18	50,000		57,319
John Lewis,
Sr. Unscd. Bonds	GBP	6.13	1/21/25	50,000		86,235
						196,857
Telecommunications--6.6%
British Telecommunications,
Sr. Unscd. Notes	EUR	5.25	1/22/13	100,000	b	135,433
Cable & Wireless Communications,

Sr. Unscd. Bonds	GBP	8.75	8/6/12	20,000	32,304
Cable & Wireless International
Fin, Gtd. Bonds	GBP	8.63	3/25/19	40,000	61,456
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000	61,588
Deutsche Telekom International
Finance, Gtd. Notes	GBP	7.13	9/26/12	40,000	65,146
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	16,000	16,800
Telefonica Emisiones,
Gtd. Notes		5.13	4/27/20	75,000	73,297
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	50,000	64,748
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	50,000	60,013
					570,785
U.S. Government Securities--4.9%
U.S. Treasury Bonds
4.75%, 2/15/41				145,500	199,108
U.S. Treasury Note
2.63%, 4/30/18				202,000	221,411
					420,519
Total Bonds and Notes
(cost $7,708,240)					7,634,306

Common Stocks--4.0%				Shares	Value ($)
Exchange Traded Funds
iShares iBoxx High Yield Corporate
Bond Fund
(cost $349,836)				3,800	344,812

Other Investment--6.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $522,126)				522,126 [f]	522,126
Total Investments (cost $8,580,202)				98.3%	8,501,244
Cash and Receivables (Net)				1.7%	148,001

Net Assets	100.0%	8,649,245

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
CZK--Czech Republic Koruna
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NOK--Norwegian Krone
NZD--New Zealand Dollar
PEN--Peruvian New Sol
PLN--Polish Zloty
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities were valued at $95,410 or 1.1% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price
Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized depreciation on investments was $78,958 of which $229,834 related to appreciated investment securities and $308,792 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	48.9
Foreign/Governmental	34.5
Money Market Investment	6.0
U.S. Government & Agencies	4.9
Common Stocks	4.0
98.3

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

Forward Currency Exchange Contracts	Number of Contracts	Foreign Currency Amounts	Cost ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Purchases:					
Australian Dollar, Expiring					
2/17/2012 a	1	75,000	76,819	79,475	2,656
British Pound, Expiring:					
2/17/2012 a	3	138,750	217,600	218,613	1,013
2/17/2012 b	4	63,200	98,604	99,575	971
2/17/2012 c	1	60,000	94,019	94,536	517
Canadian Dollar, Expiring:					
2/17/2012 a	2	215,000	211,571	214,339	2,768
2/17/2012 b	1	149,000	146,934	148,542	1,608
2/17/2012 c	1	73,000	70,564	72,776	2,212
Czech Republic Koruna, Expiring					
2/17/2012 a	2	2,500,000	130,519	129,128	(1,391)
Euro, Expiring:					
2/17/2012 a	2	230,000	307,498	300,858	(6,640)
2/17/2012 b	3	112,000	150,135	146,504	(3,631)
2/17/2012 c	1	5,000	6,493	6,540	47
Japanese Yen, Expiring					
2/17/2012 a	1	14,388,255	186,361	188,802	2,441
Mexican New Peso, Expiring:					
2/17/2012 a	2	485,000	35,603	37,157	1,554
2/17/2012 c	2	2,528,000	183,425	193,679	10,254
Malaysian Ringgit, Expiring					
2/17/2012 c	1	538,000	171,010	176,638	5,628
New Zealand Dollar, Expiring:					
2/17/2012 a	1	53,000	39,572	43,710	4,138
2/17/2012 c	1	8,000	6,082	6,597	515
Norwegian Krone, Expiring					
2/17/2012 b	1	250,000	42,520	42,583	63
Polish Zloty, Expiring					
2/17/2012 c	2	373,000	109,195	115,390	6,195
Singapore Dollar, Expiring					
2/17/2012 b	1	215,000	167,574	170,923	3,349
South African Rand, Expiring					
2/17/2012 b	3	1,657,000	199,395	211,332	11,937

Swedish Krona, Expiring:					
2/17/2012 b	1	650,000	95,108	95,476	368
2/17/2012 c	1	950,000	139,966	139,542	(424)
Sales:			**Proceeds ($)**		
Australian Dollar, Expiring					
2/17/2012 a	4	464,000	459,927	491,684	(31,757)
British Pound, Expiring:					
2/17/2012 a	1	1,298,000	2,067,145	2,045,132	22,013
2/17/2012 b	2	266,000	415,451	419,110	(3,659)
Canadian Dollar, Expiring:					
2/17/2012 a	1	4,000	3,804	3,987	(183)
2/17/2012 b	2	628,000	609,845	626,069	(16,224)
Chinese Yuan Renminbi, Expiring					
2/17/2012 c	1	120,000	18,787	19,017	(230)
Czech Republic Koruna, Expiring					
2/17/2012 b	1	5,104,000	272,113	263,629	8,484
Euro, Expiring:					
2/17/2012 a	2	75,000	97,792	98,106	(314)
2/17/2012 b	3	1,608,000	2,185,788	2,103,398	82,390
Japanese Yen, Expiring					
2/17/2012 c	1	14,388,255	186,066	188,802	(2,736)
Malaysian Ringgit, Expiring					
2/17/2012 c	2	538,000	168,780	176,637	(7,857)
Mexican New Peso, Expiring:					
2/17/2012 a	2	2,248,000	159,969	172,227	(12,258)
2/17/2012 c	1	2,828,000	208,896	216,663	(7,767)
New Zealand Dollar, Expiring:					
2/17/2012 b	1	556,000	430,915	458,546	(27,631)
2/17/2012 c	1	25,000	18,384	20,618	(2,234)
Polish Zloty, Expiring					
2/17/2012 b	2	668,000	202,203	206,649	(4,446)
South African Rand, Expiring:					
2/17/2012 b	1	1,579,000	197,280	201,385	(4,105)
2/17/2012 c	1	60,000	6,925	7,652	(727)
Swedish Krona, Expiring					
2/17/2012 b	2	1,600,000	234,867	235,019	(152)
Gross Unrealized Appreciation					**171,121**
Gross Unrealized Depreciation					**(134,366)**

Counterparties:

a	JP Morgan Chase & Co.
b	Royal Bank of Scotland
c	UBS

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	4,230,129	-	4,230,129
Foreign Government	-	2,983,658	-	2,983,658
Mutual Funds/Exchange Traded Funds	866,938	-	-	866,938
U.S. Treasury	-	420,519	-	420,519
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	171,121	-	171,121
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(134,366)	-	(134,366)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2012 (Unaudited)

Common Stocks--55.0%	Shares	Value ($)
Australia--3.0%
Newcrest Mining	19,933	713,578
Brazil--1.4%
Petroleo Brasileiro, ADR	9,677	270,279
Tele Norte Leste Participacoes, ADR	6,949	65,251
		335,530
Canada--4.0%
Barrick Gold	10,244	504,619
Yamana Gold	26,041	450,595
		955,214
Denmark--1.1%
TDC	32,203	251,013
France--2.6%
Sanofi	2,825	208,669
Total	8,020	423,869
		632,538
Germany--4.3%
Bayer	11,317	792,560
Deutsche Telekom	20,220	227,405
		1,019,965
Ireland--.7%
Accenture, Cl. A	3,028	173,625
Japan--3.0%
Asahi Group Holdings	10,300	227,703
INPEX	53	361,585
Japan Tobacco	27	132,839
		722,127
Netherlands--1.4%
Koninklijke KPN	13,686	150,018
Reed Elsevier	15,615	185,787
		335,805
Norway--1.0%
Statoil	9,674	242,551
Peru--.5%
Cia de Minas Buenaventura, ADR	3,046	130,673
Poland--1.0%

Telekomunikacja Polska				45,177	242,210
South Africa--.9%
MTN Group				12,321	209,837
Switzerland--4.9%
Novartis				8,481	458,831
Roche Holding				2,869	485,595
Syngenta				751 b	227,136
					1,171,562
United Kingdom--13.0%
BAE Systems				48,325	234,391
BP				57,165	424,143
British American Tobacco				4,847	222,797
Cable & Wireless Communications				103,458	69,939
Centrica				69,724	322,361
GlaxoSmithKline				19,047	423,200
NB Global Floating Rate Income Fund				173,664	169,756
RWC Global Convertibles Fund				383 b	444,373
Severn Trent				9,490	228,053
Smith & Nephew				23,954	232,142
SSE				11,133	214,555
Vodafone Group				45,642	122,844
					3,108,554
United States--12.2%
Annaly Capital Management				13,725 c	231,129
Medtronic				6,207	239,404
Merck & Co.				6,333	242,301
Newmont Mining				4,381	269,344
PDL BioPharma				13,136	83,939
PowerShares DB Gold Fund				17,185 b	1,041,411
Reynolds American				12,160	477,037
Sprint Nextel				41,603 b	88,198
Wisconsin Energy				6,757	229,738
					2,902,501
Total Common Stocks
(cost $12,509,574)					13,147,283

		Coupon	Maturity	Principal a
Bonds And Notes--35.9%		Rate (%)	Date	Amount ($)	Value ($)
Australia--5.3%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	390,000	443,176
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	620,000	751,227

Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000 d	63,767
					1,258,170
Brazil--.2%
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	40,000	48,195
Cayman Islands--.2%
Offshore Group Investments,
Sr. Scd. Notes		11.50	8/1/15	50,000	55,625
Germany--.6%
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000	67,776
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	50,000	69,653
					137,429
Ireland--.5%
Ardagh Glass Finance,
Gtd. Bonds	EUR	7.13	6/15/17	50,000	60,007
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	50,000	68,672
					128,679
Luxembourg--.3%
Lecta,
Scd. Notes	EUR	4.09	2/15/14	50,000 d	63,440
Mexico--.3%
Satmex Escrow,
Sr. Scd. Notes		9.50	5/15/17	70,000	73,500
Netherlands--1.2%
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	50,000	76,820
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	50,000	68,345
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000	67,364
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	50,000	68,836
					281,365
Norway--3.5%
Norwegian Government,
Bonds, Ser 473	NOK	4.50	5/22/19	4,249,000	835,403
Slovenia--.4%
Telemovil Finance,

Gtd. Notes		8.00	10/1/17	100,000	104,750
South Africa--.2%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.68	6/15/14	50,000 d	53,303
United Kingdom--2.3%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	5,000	13,378
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000 d	112,843
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	50,000 e	94,587
Ineos Finance,
Sr. Scd. Notes	EUR	9.25	5/15/15	50,000	68,345
International Personal Finance,
Sr. Unscd. Notes	EUR	11.50	8/6/15	65,000	83,323
ISS,
Scd. Bonds	EUR	11.00	6/15/14	50,000	69,738
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	10,000	25,530
Prudential,
Jr. Sub. Notes		11.75	12/29/49	66,000 d	76,147
					543,891
United States--20.7%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000	65,075
CEDC Finance Corp International,
Sr. Scd. Notes		9.13	12/1/16	100,000	71,000
Cemex Finance,
Sr. Scd. Bonds		9.50	12/14/16	100,000	91,250
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	100,000	94,750
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	80,000	77,800
U.S. Treasury Inflation Protected Securities,
Notes		2.50	1/15/29	415,696 f	570,835
U.S. Treasury Notes		0.75	5/31/12	2,200,000	2,205,157
U.S. Treasury Notes		1.00	4/30/12	1,706,000	1,710,132
US Bank,
Sub. Notes	EUR	4.38	2/28/17	50,000 d	61,151
					4,947,150
Venezuela--.2%
Petroleos De Venezuela,

	Gtd. Notes	8.00	11/17/13	55,000		54,038
	Total Bonds And Notes
	(cost $8,489,001)					8,584,938

				Number of
	Options Purchased--.2%			Contracts		Value ($)
	Call Options--.0%
	Chicago Board Options Exchange
	Volatility Index Futures,
	February 2012 @ $30			89	b	3,115
	Put Options--.0%
	FSTE 100 Futures,
	March 2012 @ GBP 5,400			36	b	37,687
	S&P 500 Index Futures,
	February 2012 @ $1,190			26	b	2,860
	Total Options
	(cost $168,781)					43,662
				Principal	a
Short	-Term Investments--.0%			Amount ($)		Value ($)
	U.S. Treasury Bills;
	1.85%, 3/8/12
	(cost $100)			100		100

	Other Investment--5.1%			Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $1,213,000)			1,213,000	g	1,213,000

	Total Investments (cost $22,380,456)			96.2		22,988,983
	Cash and Receivables (Net)			3.8		900,752
	Net Assets			100.0%		23,889,735

	ADR - American Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
EUR-- Euro
GBP-- British Pound
NOK-- Norwegian Krone
b Non-income producing security.
c Investment in real estate investment trust.
d Variable rate security--interest rate subject to periodic change.

e Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the U.S. Consumer Price Index.
g Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $742,987 of which $1,187,767 related to appreciated investment securities and $444,780 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	18.8
Materials	14.4
Health Care	10.2
Foreign/Governmental	8.5
Energy	7.5
Telecommunications	7.3
Financial	5.3
Consumer Staples	5.2
Short-Term/Money market Investment	5.1
Exchange Traded Funds	4.4
Utilities	4.2
Mutual Fund	2.6
Industrial	1.7
Information Technology	.6
Consumer Discretionary	.2
Options Purchased	.2
96.2

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
5/15/2012	a	1	403000	630570	634471	3901

Canadian Dollar,
Expiring:
3/15/2012	b	1	111000	109572	110590	1018
3/15/2012	c	1	35023.24	35473	34894	-579

Euro,
Expiring:
3/15/2012	a	2	613000	824561	801917	-22644
3/15/2012	b	1	32000	44299	41861	-2438
3/15/2012	c	1	71000	96584	92881	-3703

Japanese Yen,
Expiring:
2/3/2012	a	1	1890235	24746	24799	53
2/2/2012	b	1	1531672	19967	20095	128
4/13/2012	c	1	3750000	48366	49244	878

Norwegian Krone,
Expiring
2/15/2012	a	1	1881000	326415	320422	-5993

Polish Zloty,
Expiring:
2/1/2012	b	1	142663.44	43960	44212	252
4/13/2012	c	1	456000	137260	140241	2981
4/13/2012	b	1	140000	41587	43056	1469

Singapore Dollar,
Expiring:
2/15/2012	a	1	297000	247095	236113	-10982
2/15/2012	d	1	284000	233730	225778	-7952

Swiss Franc,
Expiring
2/1/2012	c	1	9168.97	9989	9960	-29

Sales:				Proceeds ($)
Australian Dollar,
Expiring:
6/15/2012	a	2	1767000	1781583	1849204	-67621
6/15/2012	b	1	47000	47737	49186	-1449
6/15/2012	c	1	552000	561091	577680	-16589

British Pound,
Expiring:
2/1/2012	b	2	204366.54	321177	322039	-862
5/15/2012	c	1	2693773	4323139	4240994	82145

Canadian Dollar,
Expiring:
3/15/2012	b	1	24000	23951	23911	40
3/15/2012	c	1	470677	474066	468939	5127

Danish Krone,
7/13/2012	b	1	1476000	255487	260123	-4636

Euro,
Expiring:
2/1/2012	a	1	1687.01	2226	2206	20
3/15/2012	a	3	279000	369641	364984	4657
3/15/2012	b	1	407000	556856	532431	24425
3/15/2012	c	4	2833350	3967563	3706545	261018

Japanese Yen,
Expiring
4/13/2012	a	2	51878000	676481	681253	-4772

Norwegian Krone,
Expiring:
2/15/2012	a	1	372000	64991	63369	1622
2/15/2012	c	3	4988300	904859	849741	55118

Polish Zloty,
Expiring
4/13/2012	b	1	596000	184097	183297	800

Singapore Dollar,
Expiring
2/15/2012	a	1	581000	445006	461892	-16886

South African Rand,
Expiring
6/15/2012	c	1	742100	89197	92991	-3794

Swiss Franc,
Expiring
6/15/2012	c	1	390000	416048	424734	-8686

Gross Unrealized Appreciation						445652
Gross Unrealized Depreciation						-179615

Counterparties:

a Royal Bank of Scotland
b JPMorgan & Chase Co.
c UBS
d Chase Manhattan

STATEMENT OF OPTIONS WRITTEN
January 31, 2012 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Chicago Board Options
Exchange Volatility Index Futures,
February 2012 @ $35	89 a	-1513
FSTE 100, Futures,
February 2012 @ GBP 5,900	20 a	-23307
FSTE 100, Futures,
March 2012 @ GBP 5,900	39 a	-15777
FSTE 100, Futures,
March 2012 @ GBP 5,850	36 a	-27314
Put Options:
FSTE 100, Futures,
March 2012 @ GBP 5,100	36 a	-12836
S&P 500 Index, Futures,
February 2012 @ $1,140	26 a	-1820
(premiums received $203,230)		-82567

GBP- British Pound

a Non-income producing security.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	0	2069008	0	2069008
Equity Securities - Domestic+	1861090	0	0	1861090
Equity Securities - Foreign+	9630653	0	0	9630653
Foreign Government	2029806	0	0	2029806
Mutual Funds/Exchange Traded Funds	2868540	0	0	2868540
U.S. Treasury	0	4486224	0	4486224
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	0	445652	0	445652
Options Purchased	43662	0	0	43662
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	0	-179615	0	-179615
Options Written	-82567	0	0	-82567

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2012 (Unaudited)

		Coupon	Maturity	Principal a
Bonds And Notes--32.2%		Rate (%)	Date	Amount ($)		Value ($)
Argentina--.7%
Argentine Government,
Sr. Unscd. Bonds, Ser. X		7.00	4/17/17	365,000		332,150
Argentine Government,
Sr. Unscd. Notes, Ser. 1		8.75	6/2/17	85,000		85,425
						417,575
Brazil--.3%
Vale Overseas,
Gtd. Notes		4.38	1/11/22	190,000		191,943
Chile--.2%
Empresa Nacional de Petroleo,
Notes		4.75	12/6/21	100,000	b	103,711
Colombia--1.8%
Colombian Government,
Sr. Unscd. Bonds		6.13	1/18/41	100,000		120,500
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	604,000,000		482,646
Ecopetrol,
Sr. Unscd. Notes		7.63	7/23/19	385,000		467,775
						1,070,921
Dominican Republic--.5%
Dominican Republic Goverment,
Sr. Unscd. Bonds		7.50	5/6/21	315,000		324,135
Hungary--.4%
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		53,143
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	51,990,000		203,192
						256,335
Indonesia--2.1%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	2,399,000,000		326,573
Indonesian Government,
Sr. Unscd. Notes		4.88	5/5/21	830,000		896,400
						1,222,973
Kazakhstan--1.1%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		5.50	12/20/15	175,000	b	176,313
KazMunayGas National,
Sr. Unscd. Bonds		6.38	4/9/21	430,000		454,725
						631,038
Lithuania--.3%
Lithuanian Government,
Sr. Unscd. Notes		6.13	3/9/21	200,000		198,500
Malaysia--4.4%

Malaysian Government,
Sr. Unscd. Bonds, Ser. 0509	MYR	3.21	5/31/13	1,620,000	534,983
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	6,285,000	2,090,446
					2,625,429
Mexico--8.1%
Mexican Government,
Bonds, Ser. M	MXN	6.00	6/18/15	27,000,000	2,150,413
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	4,150,000	333,068
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	7,470,000	605,593
Mexican Government,
Bonds, Ser. M 20	MXN	7.50	6/3/27	2,510,000	209,290
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	2,320,000	209,336
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	2,035,000	177,976
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	3,150,000	315,941
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	665,000	723,188
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	50,000	55,500
					4,780,305
Peru--.5%
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	80,000	31,078
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	635,000	248,427
					279,505
Philippines--.3%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000	195,200
Poland--2.2%
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	625,000	202,590
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	3,545,000	1,105,549
					1,308,139
Russia--1.3%
OJSC Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	12,900,000	424,995
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	10,000,000	342,909
					767,904
South Africa--2.2%
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	3,025,000	377,974
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	8,040,000	784,972
South African Government,

Bonds, Ser. R213	ZAR	7.00	2/28/31	500,000		54,441
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	700,000		107,577
						1,324,964
Sri Lanka--.7%
Sri Lankan Goverment,
Sr. Unscd. Notes		6.25	10/4/20	440,000		441,100
Turkey--2.3%
Turkish Government,
Bonds	TRY	9.00	1/27/16	360,000		199,567
Turkish Government,
Bonds	TRY	10.00	4/10/13	885,000		503,800
Turkish Government,
Bonds	TRY	11.00	8/6/14	1,100,000		639,812
						1,343,179
Venezuela--2.8%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	820,000		651,900
Venezuelan Government,
Sr. Unscd. Notes		12.75	8/23/22	1,025,000		986,563
						1,638,463
Total Bonds And Notes
(cost $19,325,507)						19,121,319

Common Stocks--44.5%				Shares		Value ($)
Brazil--7.8%
Banco Bradesco, ADR				40,370		721,816
Cia de Bebidas das Americas, ADR				15,500		564,045
Fleury				49,400		646,057
Obrascon Huarte Lain Brasil				30,600		1,103,190
Rossi Residencial				65,400		353,352
Tim Participacoes, ADR				43,404		1,252,205
						4,640,665
Chile--3.0%
Cencosud				170,340		968,436
ENTEL				44,300		811,025
						1,779,461
China--5.0%
China Petroleum & Chemical, Cl. H				658,000		799,242
Focus Media Holding, ADR				35,950	c	719,000
Great Wall Motor, Cl. H				496,000		850,618
WuXi PharmaTech, ADR				43,450	c	590,051
						2,958,911
Colombia--.6%
Bancolombia, ADR				5,750		356,557
Hong Kong--4.4%
China Agri-Industries Holdings				1,968,000		1,596,163
China Vanadium Titano-Magnetite Mining				3,026,000		624,296
Lonking Holdings				915,000		376,368
						2,596,827
Indonesia--2.4%
Bank Rakyat Indonesia Persero				1,074,000		818,343

Indofood Sukses Makmur	1,193,000	636,974
		1,455,317
Malaysia--2.5%
Genting	398,700	1,457,444
Peru--1.4%
Credicorp	7,290	828,581
Russia--3.6%
Gazprom, ADR	66,600	805,860
Lukoil, ADR	9,110	533,391
Mobile Telesystems, ADR	22,170	371,569
Sberbank of Russia, ADR	35,520c	422,012
		2,132,832
South Korea--10.2%
DGB Financial Group	97,800c	1,301,562
Hyundai Motor	6,080	1,196,137
KT&G	27,132	1,898,407
Samsung Electronics	1,730	1,704,820
		6,100,926
Taiwan--1.7%
Fubon Financial Holding	909,713	1,014,636
Thailand--1.9%
Asian Property Development	3,375,900	573,112
PTT Global Chemical	268,146c	576,611
		1,149,723
Total Common Stocks
(cost $27,781,757)		26,471,880

Preferred Stocks--6.8%
Brazil
Banco do Estado do Rio Grande do Sul	70,400	810,696
Cia Paranaense de Energia, Cl. B	42,600	988,685
Vale, Cl. A	92,100	2,250,314
Total Preferred Stocks
(cost $4,217,485)		4,049,695

Other Investment--1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $953,236)	953,236[d]	953,236

Total Investments (cost $52,277,985)	85.1%	50,596,130
Cash and Receivables (Net)	14.9%	8,873,907
Net Assets	100.0%	59,470,037

ADR - American Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MYR--Malaysian Ringgit
MXN--Mexican New Peso

PEN--Peruvian New Sol
PHP--Philippines Peso
PLN-- Polish Zloty
RUB--Russian Ruble
TRY--Turkish Lira
ZAR--South African Rand
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities were valued at $280,024 or 0.5% of net assets.
c	Non-income producing security.
d	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized depreciation on investments was $1,681,855 of which $1,631,398 related to appreciated investment securities and $3,313,253 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	26.7
Financial	11.9
Consumer Discretionary	9.9
Consumer Staples	6.8
Materials	5.8
Corporate Bonds	5.5
Industrial	4.9
Information Technology	2.9
Energy	3.6
Telecommunications	2.7
Money Market Investment	1.6
Utilities	1.7
Health Care	1.1
85.1

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
2/24/2012	a	3	2,080,000	1,175,970	1,183,134	7,164

Chilean Peso,
Expiring
2/24/2012	b	1	147,730,000	299,473	299,686	213

Euro,
Expiring
2/24/2012	c	1	150,000	193,297	196,214	2,917

Indonesian Rupiah,
Expiring
2/24/2012	d	1	528,260,000	57,189	58,630	1,441

Mexican New Peso,
Expiring:
2/24/2012	d	1	4,800,000	364,733	367,532	2,799
2/24/2012	a	1	5,660,000	429,511	433,381	3,870

Russian Ruble,
Expiring
2/24/2012	d	1	6,500,000	210,179	213,947	3,768

Sales:				Proceeds ($)
Colombian Peso,
Expiring
2/24/2012	e	3	4,494,370,000	2,473,402	2,479,057	(5,655)

Euro,
Expiring
2/24/2012	f	1	225,000	292,594	294,322	(1,728)

Malaysian Ringgit,
Expiring
2/24/2012	e	1	4,460,000	1,451,185	1,463,593	(12,408)

Peruvian New Sol,
Expiring
2/24/2012	a	1	2,340,000	866,667	868,908	(2,241)

Philippines Peso,
Expiring
2/24/2012	e	1	12,220,000	282,419	284,371	(1,952)

Polish Zloty,
Expiring
2/24/2012 g	1	10,000	2,991	3,091	(100)

Thai Baht,
Expiring
2/24/2012 d	1	6,450,000	202,575	208,197	(5,622)

Turkish Lira,
Expiring
2/24/2012 d	2	210,000	114,403	117,516	(3,113)

Gross Unrealized Appreciation					22,172
Gross Unrealized Depreciation					(32,819)

Counterparties:

a Morgan Stanley
b UBS
c Deutsche Bank
d JP Morgan Chase
e Citigroup
f Barclays Capital
g Credit Suisse First Boston

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	3,250,050	-	3,250,050
Equity Securities - Foreign+	30,521,575	-	-	30,521,575
Foreign Government	-	15,871,269	-	15,871,269
Mutual Funds	953,236	-	-	953,236
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	22,172	-	22,172
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(32,819)	-	(32,819)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
January 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.3%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.56	7/25/17	191,427	a	189,880
SLM Student Loan Trust,
Ser. 2003-7, Cl. A4	0.75	3/15/19	35,951	a	35,939
					225,819
Asset-Backed Ctfs./Auto Receivables--.1%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	21,497		21,653
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	26,314		26,696
					48,349
Asset-Backed Ctfs./Credit Cards--.4%
Chase Issuance Trust,
Ser. 2007-A10, Cl. A10	0.33	6/16/14	114,000	a	113,990
MBNA Credit Card Master Note
Trust, Ser. 2002-A3, Cl. A3	0.53	9/15/14	200,000	a	200,091
					314,081
Commercial Mortgage Pass-Through Ctfs.--2.7%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.07	11/10/42	200,000	a	206,869
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	84,607		84,741
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C1,
Cl. A3	5.38	2/15/40	250,000		258,759
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.81	6/15/38	100,000	a	113,401
J.P. Morgan Chase Commercial
Mortgage Securities,

Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	a	112,780
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	332,416	a	350,422
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	187,718		196,201
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		102,483
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.90	6/12/46	100,000	a	113,922
Morgan Stanley Capital I,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	318,069		326,593
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	a	112,255
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.50	3/12/44	65,000	a	56,474
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	65,528		66,044
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,684		3,682
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	124,916		126,179
					2,230,805
Consumer Discretionary--.8%
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000		118,215
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000		123,497
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000		90,810
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000		67,340
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	10,000		11,027
Wal-Mart Stores,
Sr. Unscd. Notes	5.00	10/25/40	225,000		261,718

				672,607
Consumer Staples--1.3%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000	99,304
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000	77,595
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000	109,022
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	113,008
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	100,000	108,291
HJ Heinz,
Sr. Unscd. Notes	3.13	9/12/21	100,000	100,378
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	116,812
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	100,000	119,596
PepsiCo,
Sr. Unscd. Notes	4.65	2/15/13	100,000	104,502
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000	90,035
				1,038,543
Diversified Financial Services--7.5%
ACE INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	16,511
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000	62,904
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000	55,630
American Express Credit,
Sr. Unscd. Notes	2.80	9/19/16	275,000	281,535
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000	146,915
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	50,000	54,455
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000	51,308

American International Group,
Jr. Sub. Debs.	8.18	5/15/58	50,000a	48,750
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	17,024
Bank of America,
Sr. Unscd. Notes	3.63	3/17/16	25,000	24,679
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000	40,976
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000	51,890
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000	41,241
Bank of America,
Sub. Notes	7.25	10/15/25	65,000	65,501
Bank of New York Mellon,
Sr. Unscd. Notes	4.30	5/15/14	50,000	53,827
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	50,000	51,646
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	120,000	126,461
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000	110,268
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	11,375
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000	59,741
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	8/15/16	100,000	103,475
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	11,915
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	50,000	57,812
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	20,000	21,050
Capital One Financial,
Sr. Unscd. Notes	2.13	7/15/14	50,000	50,108
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	75,000	83,435

Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000	128,709
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000	26,695
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000	62,883
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	25,000	26,343
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	30,869
Citigroup,
Sub. Notes	5.50	2/15/17	65,000	67,939
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	30,000	31,169
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	54,825
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000	82,617
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000	30,657
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	16,748
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000	52,884
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	50,000	51,160
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	11,449
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	50,000	54,762
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.38	9/15/21	250,000	247,785
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	99,480
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	31,658
General Electric Capital,
Sr. Unscd. Notes	2.10	1/7/14	100,000	101,856

General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	50,000	52,360
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000	74,623
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000	115,267
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000	62,275
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	100,000	104,897
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	50,000	51,925
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000	158,919
Health Care REIT,
Sr. Unscd. Notes	6.13	4/15/20	50,000	54,730
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000	103,917
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	55,000	57,239
John Deere Capital,
Sr. Unscd. Notes	2.25	6/7/16	50,000	52,506
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000	131,739
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	50,000	51,627
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	39,731
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000	57,864
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000	29,170
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	50,000	54,458
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	110,323
Landwirtschaftliche Rentenbank,
Gov't. Gtd. Notes	1.88	9/17/18	100,000	99,853

Landwirtschaftliche Rentenbank,
Gov't. Gtd. Notes	4.13	7/15/13	25,000	26,217
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	50,408
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	21,170
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	100,000	108,053
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	58,337
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	300,000	354,465
MetLife,
Jr. Sub. Debs.	10.75	8/1/69	50,000	69,704
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000	158,158
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	75,000	79,128
PNC Funding,
Bank Gtd. Notes	2.70	9/19/16	100,000	103,308
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	16,640
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	19,306
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	52,493
Royal Bank of Scotland,
Gtd. Notes, Ser. 2	3.40	8/23/13	50,000	50,863
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000	141,189
SLM,
Sr. Unscd. Notes	8.00	3/25/20	50,000	53,375
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000	56,772
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	23,961
UBS,
Notes	4.88	8/4/20	50,000	52,105

US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	50,000		52,173
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		27,930
Wachovia,
Sr. Unscd. Notes	5.70	8/1/13	25,000		26,754
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		27,828
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		63,348
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	20,000		20,250
Wells Fargo,
Sr. Unscd. Notes	3.68	6/15/16	25,000	a	26,678
Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	50,000		53,067
					6,168,023
Energy--2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000		114,923
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	150,000	b	156,536
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000		70,364
Devon Financing,
Gtd. Debs.	7.88	9/30/31	50,000		72,236
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000		39,463
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000		28,192
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000		108,580
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	50,000		55,076
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000		97,663
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000		62,215

Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000		28,292
ONEOK,
Sr. Unscd. Notes	6.00	6/15/35	45,000		48,651
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000		38,938
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000		27,545
Petrobras International Finance,
Gtd. Notes	6.88	1/20/40	100,000		115,785
Petroleos Mexicanos,
Gtd. Notes	6.50	6/2/41	50,000		55,500
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000		59,749
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000		70,013
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000		32,280
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000		426,984
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000		73,277
Transocean,
Gtd. Notes	6.00	3/15/18	90,000		97,213
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000		158,712
					2,038,187
Foreign/Governmental--3.8%
Asian Development Bank,
Sr. Notes	2.50	3/15/16	150,000	c	160,998
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	c	68,300
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	100,000		118,500
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	75,000		124,688
Canadian Government,
Sr. Unscd. Notes	2.38	9/10/14	100,000		105,338

Colombian Government,
Sr. Unscd. Bond	6.13	1/18/41	50,000		60,250
Colombian Government,
Sr. Unscd. Notes,	8.25	12/22/14	25,000		29,663
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	125,000	c	130,599
Council Of Europe Development Bank
Sr. Unscd. Notes	1.25	9/22/16	100,000		98,373
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	50,000		50,115
European Investment Bank,
Sr. Unsub. Notes	1.25	10/14/16	100,000	c	99,511
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	c	156,064
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	c	164,799
Inter-American Development Bank,
Sr. Unscd. Notes	3.50	7/8/13	50,000		52,051
Inter-American Development Bank,
Sr. Unscd. Bonds	4.25	9/14/15	50,000		56,148
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.13	3/15/16	50,000		52,835
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.38	5/26/15	50,000		52,938
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	3.63	5/21/13	100,000		104,437
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	50,000		45,032
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	50,000		51,560
KFW,
Gov't Gtd. Notes	1.00	1/12/15	50,000		50,274
KFW,
Gov't Gtd. Notes	1.38	7/15/13	50,000		50,630
KFW,

Gov't Gtd. Notes	2.75	9/8/20	200,000	209,869
KFW,
Gov't Gtd. Notes	4.88	1/17/17	100,000	117,439
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	100,000	115,650
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	56,000	66,864
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	50,000	57,000
Panamanian Government,
Sr. Unscd. Bonds	9.38	4/1/29	50,000	79,250
Peruvian Government,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	55,080
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,820
Province of New Brunswick Canada,
Sr. Unscd. Bonds	2.75	6/15/18	50,000	52,963
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000	185,888
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000	213,579
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000	75,146
				3,117,651
Health Care--1.9%
Abbott Laboratories,
Sr. Unscd. Notes	6.15	11/30/37	50,000	66,280
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	17,492
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	25,000	26,088
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	75,000	84,674
AstraZeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000	27,713
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	12,207
AstraZeneca,

Sr. Unscd. Notes	6.45	9/15/37	30,000		41,501
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		23,157
Cigna,
Sr. Unscd. Notes	4.00	2/15/22	50,000		51,518
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		122,733
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	50,000		68,328
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000		104,145
Merck & Co.,
Gtd. Notes	6.50	12/1/33	50,000	a	70,414
Novartis Capital,
Gtd. Notes	4.13	2/10/14	50,000		53,602
Novartis Capital,
Gtd. Notes	4.40	4/24/20	50,000		58,115
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		75,170
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	350,000		370,807
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	150,000		160,510
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		30,136
WellPoint,
Sr. Unscd. Notes	2.38	2/15/17	25,000		25,439
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		110,073
					1,600,102
Industrial--1.3%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		83,385
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000		71,489
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000		89,043
CRH America,

Gtd. Notes	6.00	9/30/16	100,000		109,368
CSX,
Sr. Unscd. Notes	4.75	5/30/42	50,000		52,331
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		64,253
Danaher,
Sr. Unscd. Notes	1.30	6/23/14	50,000		50,896
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000		138,131
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	100,000		104,344
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		112,677
Litton Industries,
Gtd. Debs.	7.75	3/15/26	25,000		34,026
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	66,000	b	71,149
Union Pacific,
Sr. Unscd. Notes	4.16	7/15/22	9,000		9,890
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	9,000		9,432
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		45,463
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		55,950
					1,101,827
Materials--1.5%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000		31,792
ArcelorMittal USA,
Gtd. Notes	6.50	4/15/14	50,000		53,262
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	50,000		48,954
Barrick North America Finance,
Gtd. Notes	4.40	5/30/21	50,000		55,146
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	150,000		165,709
Dow Chemical,

Sr. Unscd. Notes	5.90	2/15/15	100,000	112,767
E.I. Du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	100,000	124,873
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000	124,961
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000	114,231
Rio Tinto Finance USA,
Gtd. Notes	3.75	9/20/21	175,000	188,041
Rohm & Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000	86,397
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000	40,200
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000	59,035
				1,205,368
Media--.9%
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000	151,563
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000	148,912
Grupo Televisa,
Sr. Unscd. Notes	6.63	3/18/25	10,000	12,019
NBC Universal Media,
Sr. Unscd. Notes	4.38	4/1/21	50,000	54,387
News America,
Gtd. Notes	6.15	3/1/37	110,000	125,640
Time Warner Cable,
Gtd. Debs.	6.75	6/15/39	110,000	132,622
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000	89,580
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	26,267
				740,990
Municipal Bonds--.1%
California,
GO (Various Purpose)	5.45	4/1/15	20,000	22,064
California,

GO (Build America Bonds)	7.30	10/1/39	50,000		64,673
California,
GO (Various Purpose)	7.55	4/1/39	20,000		26,831
					113,568
Technology--.8%
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	100,000		101,315
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	a	106,712
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		122,313
Microsoft,
Sr. Unscd. Notes	5.30	2/8/41	50,000		64,000
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		123,032
Xerox,
Sr. Unscd. Notes	4.25	2/15/15	130,000		137,354
					654,726
Telecommunications--2.6%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	10,000		12,411
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000		190,592
AT&T,
Sr. Unscd. Notes	5.55	8/15/41	100,000		116,246
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	a	8,746
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	50,000	a	74,525
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	100,000		109,288
Centurylink,
Sr. Unscd. Notes	6.45	6/15/21	100,000		105,532
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		63,136
Comcast,
Gtd. Notes	5.30	1/15/14	50,000		54,016

Comcast,
Gtd. Notes	6.30	11/15/17	30,000		36,145
Comcast,
Gtd. Notes	6.45	3/15/37	50,000		61,499
Comcast,
Gtd. Notes	6.95	8/15/37	20,000		26,024
Deutsche Telekom International
Finance, Gtd. Notes	4.88	7/8/14	75,000		80,193
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		30,307
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	200,000		202,808
L-3 Communications,
Gtd. Notes	4.95	2/15/21	25,000		25,867
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		100,750
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		348,467
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	75,000		73,297
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		63,442
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		26,197
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	50,000		70,443
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		175,447
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		64,424
					2,119,802
U.S. Government Agencies--6.5%
Federal Home Loan Banks,
Bonds	5.50	7/15/36	100,000		131,119
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	500,000	d	534,132
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	144,000	d	165,608

Federal Home Loan Mortgage Corp.,
Notes	5.05	1/26/15	1,700,000d	1,925,491
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	100,000d	145,341
Federal National Mortgage
Association, Notes	4.75	2/21/13	1,700,000d	1,781,019
Federal National Mortgage
Association, Bonds	5.00	5/11/17	425,000d	510,701
Federal National Mortgage
Association, Bonds	6.25	5/15/29	100,000d	141,326
				5,334,737
U.S. Government Agencies/Mortgage-Backed--40.5%
Federal Home Loan Mortgage Corp.:
5.50%			500,000d,e	542,188
4.50%, 12/1/19 - 8/1/25			452,347d	483,281
5.00%, 11/1/19 - 7/1/35			391,422d	423,870
5.00%, 6/1/38			107,795a,d	115,178
5.50%, 12/1/27 - 5/1/37			1,194,832d	1,297,709
6.00%, 10/1/19 - 9/1/34			88,114d	95,035
6.50%, 8/1/12 - 8/1/32			388,844d	442,674
7.00%, 1/1/36			71,320d	81,949
5.63%, 2/1/37			24,284a,d	26,192
5.69%, 2/1/37			22,809a,d	24,061
5.76%, 1/1/37			20,108a,d	21,426
Federal National Mortgage Association:
3.00%			290,000d,e	302,370
3.50%			2,890,000d,e	3,037,342
4.00%			2,510,000d,e	2,660,992
4.50%			2,040,000d,e	2,181,525
5.00%			2,598,000d,e	2,805,366
5.50%			950,000d,e	1,033,571
6.00%			580,000d,e	637,570
2.50%, 12/1/34			77,842a,d	82,232
4.00%, 4/1/19 - 2/1/42			2,521,003d	2,672,958
4.50%, 6/1/29 - 8/1/41			3,724,063d	3,990,486
5.00%, 9/1/29 - 5/1/41			2,387,389d	2,586,422
5.50%, 7/1/17 - 2/1/37			468,941d	511,511
5.55%, 4/1/37			30,955a,d	33,330

5.64%, 10/1/37			37,748a,d	40,223
5.74%, 9/1/38			135,284a,d	145,175
6.00%, 11/1/16 - 1/1/36			1,046,010d	1,158,740
6.50%, 7/1/33 - 8/1/38			304,844d	343,647
7.00%, 4/1/32			38,503d	45,165
Government National Mortgage Association I:
5.00%			680,000e	753,525
5.50%			240,000e	267,947
6.00%			350,000e	394,680
6.50%			120,000e	137,653
4.00%, 7/15/41			987,660	1,065,284
4.50%, 3/15/40			1,835,011	2,007,044
5.00%, 2/15/36			541,279	599,483
5.50%, 2/15/33 - 4/15/38			280,432	313,860
				33,361,664
U.S. Government Securities--18.8%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,350,000	1,606,923
4.75%, 2/15/37			1,400,000	1,893,500
7.88%, 2/15/21			2,550,000	3,911,662
U.S. Treasury Notes:
0.75%, 6/15/14			2,000,000	2,024,062
0.88%, 11/30/16			1,400,000	1,413,891
2.00%, 11/15/21			700,000	712,359
2.38%, 10/31/14			3,500,000	3,700,158
3.13%, 11/15/41			170,000	176,242
				15,438,797
Utilities--1.9%
Consolidated Edison Company of New
York, Sr. Unscd. Debs.,
Ser. 09-C	5.50	12/1/39	20,000	25,167
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000	23,004
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	50,000	68,072
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000	54,504
Dominion Resources,

Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000	60,949
Duke Energy Carolinas,
Sr. Unscd. Notes	6.45	10/15/32	8,000	10,232
Duke Energy Indiana,
First Mortgage Bonds	6.35	8/15/38	50,000	66,756
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000	110,452
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000	54,658
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000	64,543
Georgia Power,
Sr. Unscd. Notes	5.40	6/1/40	50,000	60,973
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. IO	8.05	7/7/24	150,000	223,697
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000	87,880
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000	62,261
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000	63,497
NextEra Energy Capital Holdings,
Gtd. Debs.	7.88	12/15/15	100,000	119,187
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000	63,099
Pacificorp,
First Mortgage Bonds	4.10	2/1/42	25,000	25,376
PacifiCorp,
First Mortgage Bonds	6.25	10/15/37	50,000	66,445
Progress Energy Carolina,
First Mortgage Bonds	3.00	9/15/21	100,000	103,564
Southern California Edison,
First Mortgage Bonds	3.90	12/1/41	20,000	20,347
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	39,991
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	55,256
SouthWestern Public Service,

	Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000		68,641
						1,598,551
	Total Bonds and Notes
	(cost $76,243,879)					79,124,197
				Face Amount
				Covered by
	Options Purchased--.0%			Contracts ($)		Value ($)
	Call Options
	U.S. Treasury 10 Years Note
	Futures, May 2012 @ $135.00
	(cost $22,895)			54,000	[f]	27,844
				Principal
	Short-Term Investments--.2%			Amount ($)		Value ($)
	U.S. Treasury Bills
	0.01%, 3/22/12
	(cost $119,998)			120,000	[c]	119,993

	Other Investment--32.3%			Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $26,606,160)			26,606,160	[g]	26,606,160

	Total Investments (cost $102,992,932)			128.6%		105,878,194
	Liabilities, Less Cash and Receivables			(28.6%)		(23,555,774)
	Net Assets			100.0%		82,322,420
	GO--General Obligation
	REIT-- Real Estate Investment Trust

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these
	securities were valued at $227,685 or 0.3% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
	Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing
	affairs of these companies.
e	Purchased on a forward commitment basis.
f	Non-income producing security.

g Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $2,882,320 of which $3,068,366 related to appreciated investment securities and $186,046 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	65.8
Short-Term/Money Market Investments	32.5
Corporate Bonds	23.0
Foreign/Governmental	3.8
Asset/Mortgage-Backed	3.4
Municipal Bonds	.1
Options Purchased	.0
128.6

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2012 (Unaudited)

	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal National Mortgage Association:
5.50%	140,000	a,b	152,184
6.50%	270,000	a,b	301,852
Total Securities Sold Short			454,036
(proceeds $451,094)

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2012($)

Financial Futures Long
Australian 3 Year Bonds	10	1,149,120	March 2012	1,241
Euro-Bond	34	6,218,638	March 2012	223,136
Euro-Schatz	3	433,677	March 2012	244
Japanese 10 Year Mini Bond	2	373,980	March 2012	(55)
U.S. Treasury 2 Year Notes	54	11,920,500	March 2012	15,262
U.S. Treasury 5 Year Notes	58	7,194,719	March 2012	67,410
U.S. Treasury 10 Year Notes	39	5,157,750	March 2012	84,989
U.S. Treasury 30 Year Bonds	10	1,454,375	March 2012	28,792
Financial Futures Short
Australian 10 Year Bonds	22	(2,768,003)	March 2012	(15,247)
Canadian 10 Year Bonds	27	(3,623,064)	March 2012	(43,406)
Euro-Bobl	7	(1,151,104)	March 2012	(5,407)
Long Gilt	30	(5,550,821)	March 2012	(163,030)
U.S. Treasury 2 Year Notes	15	(3,311,250)	March 2012	(2,954)
U.S. Treasury 5 Year Notes	81	(10,047,797)	March 2012	(92,428)
U.S. Treasury 10 Year Notes	23	(3,041,750)	March 2012	(37,119)

Gross Unrealized Appreciation				421,074
Gross Unrealized Depreciation				(359,646)

At January 31, 2012, the fund held the following forward foreign currency exchange contracts:
(Unaudited)

	Number	Foreign			Unrealized
Forward Currency	of	Currency			Appreciation
Exchange Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2012 a	6	2,296,049	2,305,717	2,424,229	118,512
3/21/2012 b	5	1,571,098	1,592,639	1,658,805	66,166

British Pound,
Expiring:
3/21/2012 a	5	1,691,200	2,619,567	2,663,920	44,353
3/21/2012 b	3	1,327,800	2,061,108	2,091,505	30,397

Canadian Dollar,
Expiring:
3/21/2012 a	2	93,631	93,002	93,271	269
3/21/2012 b	7	3,415,534	3,320,878	3,402,431	81,553
3/21/2012 c	1	96,432	93,717	96,062	2,345

Euro,
Expiring:
3/21/2012 a	2	445,447	584,013	582,739	(1,274)
3/21/2012 b	4	1,391,353	1,788,149	1,820,189	32,040
3/21/2012 c	1	205,800	262,271	269,230	6,959

Japanese Yen,
Expiring:
3/21/2012 a	4	126,528,444	1,629,617	1,661,024	31,407
3/21/2012 b	6	171,373,489	2,218,459	2,249,736	31,277
3/21/2012 c	2	67,392,083	870,231	884,701	14,470

New Zealand Dollar,
Expiring:
3/21/2012 a	3	615,500	464,420	506,507	42,087
3/21/2012 b	2	472,480	370,322	388,813	18,491
3/21/2012 c	1	227,752	177,710	187,422	9,712

Norwegian Krone,
Expiring:
3/21/2012 a	5	8,299,290	1,414,041	1,411,770	(2,271)
3/21/2012 b	4	5,890,710	993,831	1,002,053	8,222
3/21/2012 c	1	1,847,360	314,129	314,249	120

Swedish Krona,

Expiring:
3/21/2012 a	1	739,000	108,127	108,389	262
3/21/2012 b	5	23,892,764	3,447,903	3,504,372	56,469
3/21/2012 c	1	938,840	135,084	137,700	2,616

Swiss Franc,
Expiring
3/21/2012 a	1	798,287	848,735	867,913	19,178

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
3/21/2012 a	1	239,870	253,530	253,262	268
3/21/2012 b	1	222,530	235,588	234,953	635

British Pound,
Expiring:
3/21/2012 a	7	1,376,808	2,138,064	2,168,700	(30,636)
3/21/2012 b	9	2,360,552	3,647,693	3,718,260	(70,567)
3/21/2012 c	3	537,004	833,424	845,869	(12,445)

Canadian Dollar,
Expiring:
3/21/2012 a	5	963,800	933,550	960,102	(26,552)
3/21/2012 b	1	191,200	185,180	190,466	(5,286)

Euro,
Expiring:
3/21/2012 a	11	3,127,022	4,148,984	4,090,814	58,170
3/21/2012 b	4	1,463,103	1,930,657	1,914,052	16,605
3/21/2012 c	2	2,190,940	2,938,817	2,866,221	72,596

Japanese Yen,
Expiring:
3/21/2012 a	1	3,752,015	48,916	49,255	(339)
3/21/2012 b	3	17,104,785	220,523	224,545	(4,022)

New Zealand Dollar,
Expiring:
3/21/2012 a	2	521,800	406,285	429,400	(23,115)
3/21/2012 b	4	1,160,000	893,594	954,587	(60,993)
3/21/2012 c	1	176,640	142,503	145,360	(2,857)

Norwegian Krone,
Expiring:
3/21/2012 a	1	6,814,356	1,145,655	1,159,173	(13,518)
3/21/2012 b	4	4,387,560	728,212	746,355	(18,143)
3/21/2012 c	1	1,301,440	215,361	221,384	(6,023)

Swedish Krona,
Expiring:
3/21/2012 a	2 2,829,090	407,658	414,944	(7,286)
3/21/2012 b	4 9,301,710	1,344,235	1,364,288	(20,053)

Swiss Franc,
Expiring
3/21/2012 a	1 798,000	840,538	867,601	(27,063)

Gross Unrealized Appreciation				765,179
Gross Unrealized Depreciation				(332,443)

Counterparties:
a	Citigroup
b	UBS
c	Royal Bank of Scotland

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	588,249	-	588,249
Commercial Mortgage-Backed	-	2,230,805	-	2,230,805
Corporate Bonds+	-	18,938,726	-	18,938,726
Foreign Government	-	3,117,651	-	3,117,651
Municipal Bonds	-	113,568	-	113,568
Mutual Funds	26,606,160	-	-	26,606,160
U.S. Government Agencies/Mortgage-Backed	-	38,696,401	-	38,696,401
U.S. Treasury	-	15,558,790	-	15,558,790
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	765,179	-	765,179
Futures++	421,074	-	-	421,074
Options Purchased	-	27,844	-	27,844
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(332,443)	-	(332,443)
Futures++	(359,646)	-	-	(359,646)
Securities Sold Short:
U.S. Government Agencies/Mortgage-Backed+++	-	(454,036)	-	-

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2012 (Unaudited)

Common Stocks--58.7%	Shares	Value ($)
Australia--2.2%
AGL Energy	1,031	15,986
Alumina	4,253	5,785
Amcor	2,269	16,976
AMP	5,759	26,134
Asciano	1,666	8,321
ASX	453	14,438
Australia & New Zealand Banking Group	5,578	126,918
Bendigo and Adelaide Bank	679	5,982
BHP Billiton	6,828	271,971
Boral	1,114	4,783
Brambles	2,996	23,148
Caltex Australia	304	4,113
Campbell Brothers	115	6,355
CFS Retail Property Trust	4,605	8,393
Coca-Cola Amatil	1,167	14,325
Cochlear	131	8,270
Commonwealth Bank of Australia	3,318	178,637
Computershare	1,247	10,138
Crown	793	6,818
CSL	1,096	36,259
Dexus Property Group	10,980	10,385
Echo Entertainment Group	1,233a	4,730
Fairfax Media	3,972	3,124
Fortescue Metals Group	2,325	12,478
Goodman Group	11,621	7,904
GPT Group	3,997	13,126
Harvey Norman Holdings	1,739	3,807
Iluka Resources	927	18,048
Incitec Pivot	3,663	12,496
Insurance Australia Group	5,055	15,633
James Hardie Industries-CDI	813	6,126
Leighton Holdings	370	9,213
Lend Lease Group	956	7,467
Lynas	2,174a	3,061
Macquarie Group	730	19,783
Metcash	1,382	5,934
Mirvac Group	8,029	10,538
National Australia Bank	4,672	118,419

Newcrest Mining	1,674	59,989
OneSteel	2,718	2,137
Orica	763	20,069
Origin Energy	2,143	31,338
OZ Minerals	594	6,887
Qantas Airways	1,470a	2,460
QBE Insurance Group	2,131	25,954
QR National	3,288	12,964
Ramsay Health Care	282	5,688
Rio Tinto	950	69,824
Santos	2,138	30,583
Sims Metal Management	204	3,263
Sonic Healthcare	650	7,757
SP Ausnet	4,324	4,434
Stockland	5,224	18,654
Suncorp Group	2,676	23,917
Sydney Airport	1,203	3,414
TABCORP Holdings	1,233	3,813
Tatts Group	3,183	8,592
Telstra	8,702	30,796
Toll Holdings	1,206	6,396
Transurban Group	2,443	14,254
Wesfarmers	2,169	69,844
Westfield Group	4,421	39,936
Westfield Retail Trust	5,209	14,006
Westpac Banking	6,462	145,247
Woodside Petroleum	1,399	50,863
Woolworths	2,622	69,078
WorleyParsons	374	10,847
		1,869,026
Austria--.1%
Erste Group Bank	335	7,363
IMMOFINANZ	1,396a	4,494
OMV	349	11,451
Raiffeisen Bank International	116	3,948
Telekom Austria	603	7,033
Verbund	172	4,677
Vienna Insurance Group	90	3,888
Voestalpine	207	6,792
		49,646
Belgium--.2%
Ageas	3,624	7,538
Anheuser-Busch InBev	1,727	104,796
Bekaert	38	1,547
Belgacom	249	7,779

Colruyt	135	5,108
Delhaize Group	180	9,810
Groupe Bruxelles Lambert	183	13,271
Groupe Bruxelles Lambert (STRIP)	31a	0
KBC Groep	268	5,085
Mobistar	79	3,954
Solvay	127	12,534
UCB	179	7,285
Umicore	206	9,585
		188,292
Canada--3.1%
Agnico-Eagle Mines	400	14,993
Agrium	400	32,240
Alimentation Couche Tard, Cl. B	200	6,073
ARC Resources	600	14,545
Athabasca Oil Sands	720a	8,393
Bank of Montreal	1,400	81,374
Bank of Nova Scotia	2,320	119,210
Barrick Gold	2,150	106,037
Baytex Energy	293	16,841
BCE	500	20,382
Bell Aliant	189	5,292
Bombardier, Cl. B	2,429	11,239
Bonavista Energy	335	7,563
Brookfield Asset Management, Cl. A	1,128	34,227
Brookfield Office Properties	400	6,904
CAE	500	5,514
Cameco	826	19,158
Canadian Imperial Bank of Commerce	900	68,430
Canadian National Railway	970	73,153
Canadian Natural Resources	2,400	95,057
Canadian Oil Sands	939	23,277
Canadian Pacific Railway	354	25,243
Canadian Tire, Cl. A	135	8,650
Canadian Utilities, Cl. A	200	12,038
Cenovus Energy	1,652	60,275
Centerra Gold	297	5,879
CGI Group, Cl. A	427a	8,622
CI Financial	300	6,453
Crescent Point Energy	500	22,865
Eldorado Gold	1,129	17,101
Empire, Cl. A	100	5,634
Enbridge	1,500	56,434
EnCana	1,500	28,733
Enerplus	305	7,269

Fairfax Financial Holdings	44	17,857
Finning International	296	8,084
First Quantum Minerals	913	19,993
Fortis	500	16,648
Franco-Nevada	300	13,551
George Weston	100	6,493
Gildan Activewear	206	4,482
Goldcorp	1,700	82,216
Great-West Lifeco	500	11,029
H&R Real Estate Investment Trust	300	6,970
Husky Energy	800	19,536
IAMGOLD	814	13,580
IGM Financial	200	8,935
Imperial Oil	628	29,921
Industrial Alliance Insurance & Financial Services	200	5,283
Inmet Mining	100	6,681
Intact Financial	310	18,275
Ivanhoe Mines	515a	8,304
Kinross Gold	2,279	25,748
Loblaw	200	7,259
Lululemon Athletica	198a	12,500
Magna International	471	19,453
Manulife Financial	3,600	42,036
MEG Energy	248a	11,168
Metro, Cl. A	300	16,375
National Bank of Canada	400	30,002
New Gold	700a	8,195
Nexen	1,079	19,335
Niko Resources	80	3,908
Onex	200	6,920
Open Text	200a	10,135
Osisko Mining	597a	7,120
Pacific Rubiales Energy	600	15,095
Pan American Silver	200	4,589
Pembina Pipeline	295	7,889
Pengrowth Energy	600	6,013
Penn West Petroleum	1,100	23,967
Potash Corporation of Saskatchewan	1,841	86,244
Power Corporation of Canada	800	19,449
Power Financial	600	15,998
Precision Drilling	400a	4,104
Progress Energy Resources	300	3,177
Research In Motion	960a	16,006
RioCan Real Estate Investment Trust	400	10,362
Ritchie Bros. Auctioneers	200	4,713

Rogers Communications, Cl. B	900	34,596
Royal Bank of Canada	3,100	161,886
Saputo	249	10,140
Shaw Communications, Cl. B	800	15,875
Shoppers Drug Mart	468	19,367
Silver Wheaton	673	24,005
Sino-Forest	423a,b	574
SNC-Lavalin Group	328	16,887
Sun Life Financial	1,100	22,036
Suncor Energy	3,389	116,723
Talisman Energy	2,100	25,087
Teck Resources, Cl. B	1,201	50,921
TELUS	100	5,636
TELUS (Non-Voting Shares)	300	16,079
Thomson Reuters	800	21,969
Tim Hortons	400	19,488
TMX Group	200	8,550
Toronto-Dominion Bank	1,900	146,907
Tourmaline Oil	227a	5,496
TransAlta	400	8,121
TransCanada	1,400	57,586
Valeant Pharmaceuticals International	593a	28,714
Vermillion Energy	148	6,789
Viterra	649	6,983
Yamana Gold	1,600	27,681
		2,628,792
China--.0%
Foxconn International Holdings	7,000a	4,820
Yangzijiang Shipbuilding Holdings	4,000	3,520
		8,340
Denmark--.3%
AP Moller - Maersk, Cl. A	1	7,040
AP Moller - Maersk, Cl. B	3	22,123
Carlsberg, Cl. B	234	17,783
Coloplast, Cl. B	47	6,943
Danske Bank	1,206a	17,626
DSV	410	8,382
Novo Nordisk, Cl. B	907	107,323
Novozymes, Cl. B	405	11,410
TDC	800	6,240
Tryg	63	3,424
Vestas Wind Systems	325a	3,668
William Demant Holding	49a	4,061
		216,023

Finland--.2%

Elisa	324	6,820
Fortum	909	19,991
Kesko, Cl. B	161	5,686
Kone, Cl. B	325	17,707
Metso	231	10,070
Neste Oil	180	2,022
Nokia	7,711	38,539
Nokian Renkaat	166	5,935
Orion, Cl. B	239	4,643
Pohjola Bank, Cl. A	426	4,548
Sampo, Cl. A	889	23,438
Sanoma	219	2,959
Stora Enso, Cl. R	1,052	7,492
UPM-Kymmene	1,165	14,945
Wartsila	304	10,251
		175,046
France--2.2%
Accor	237	7,207
Aeroports de Paris	60	4,434
Air Liquide	611	76,960
Alcatel-Lucent	5,032a	8,952
Alstom	429	16,365
Arkema	129	10,433
Atos	112	5,633
AXA	3,441	52,274
BNP Paribas	2,076	87,969
Bouygues	500	15,548
Bureau Veritas	111	8,147
Cap Gemini	262	9,572
Carrefour	1,168	26,681
Casino Guichard Perrachon	98	8,724
Christian Dior	98	13,881
Cie de St-Gobain	828	36,874
Cie Generale d'Optique Essilor International	452	33,135
Cie Generale de Geophysique-Veritas	212a	5,917
Cie Generale des Etablissements Michelin, Cl. B	375	25,674
CNP Assurances	276	3,723
Credit Agricole	1,825	11,255
Danone	1,263	78,013
Dassault Systemes	114	9,458
Edenred	437	10,617
EDF	506	11,671
Eiffage	95	2,917
Eurazeo	74	3,225
Eutelsat Communications	173	6,426

Fonciere des Regions	64	4,233
France Telecom	4,033	60,529
GDF Suez	2,685	72,932
Gecina	42	4,013
Groupe Eurotunnel	1,230	10,142
ICADE	48	3,912
Iliad	42	5,079
Imerys	52	2,898
JC Decaux	159a	4,035
Klepierre	157	4,718
L'Oreal	526	55,987
Lafarge	420	17,124
Lagardere	214	6,087
Legrand	422	14,567
LVMH Moet Hennessy Louis Vuitton	550	88,990
Natixis	1,498	4,608
Neopost	74	5,231
Pernod-Ricard	400	38,429
Peugeot	282	5,203
PPR	156	24,567
Publicis Groupe	346	17,420
Renault	424	18,075
Safran	286	8,918
Sanofi	2,445	180,740
Schneider Electric	1,071	66,567
SCOR	300	7,554
Societe BIC	49	4,369
Societe Generale	1,477	39,375
Societe Television Francaise 1	223	2,455
Sodexo	168	12,478
Suez Environnement	631	8,083
Technip	214	20,091
Thales	168	5,752
Total	4,516	238,862
Unibail-Rodamco	184	35,359
Vallourec	251	16,964
Veolia Environnement	578	6,574
Vinci	1,009	46,837
Vivendi	2,720	56,970
Wendel	72	5,364
		1,823,776
Germany--1.9%
Adidas	426	30,716
Allianz	979	107,728
Axel Springer	81	3,801

BASF	1,966	151,276
Bayer	1,763	123,563
Bayerische Motoren Werke	662	56,667
Beiersdorf	224	13,459
Brenntag	50	5,232
Celesio	112	2,160
Commerzbank	7,389a	17,691
Continental	156a	12,471
Daimler	1,957	108,224
Deutsche Bank	2,006	85,042
Deutsche Boerse	410a	24,152
Deutsche Lufthansa	560	7,745
Deutsche Post	1,728	28,728
Deutsche Telekom	6,021	67,768
E.ON	3,887	83,168
Fraport Frankfurt Airport Services Worldwide	66	3,955
Fresenius & Co.	233	23,650
Fresenius Medical Care & Co.	436	31,134
GEA Group	460	14,786
Hannover Rueckversicherung	81	4,314
HeidelbergCement	234	11,510
Henkel & Co.	267	13,883
Hochtief	76	4,905
Infineon Technologies	2,282	20,839
K+S	361	17,227
Kabel Deutschland Holding	209a	10,905
Lanxess	155	10,104
Linde	374	59,387
MAN	110	11,572
Merck	162	16,914
Metro	278	10,703
Muenchener Rueckversicherungs	376	49,024
RWE	1,095	41,913
Salzgitter	53	3,169
SAP	1,975	119,419
Siemens	1,755	165,734
Suedzucker	90	2,661
ThyssenKrupp	900	25,530
United Internet	250	4,673
Volkswagen	50	8,083
Wacker Chemie	21	1,926
		1,617,511
Greece--.0%
Coca-Cola Hellenic Bottling	333a	6,190
Hellenic Telecommunications Organization	542	2,008

National Bank of Greece	2,049a	7,376
OPAP	436	4,475
		20,049
Hong Kong--.7%
AIA Group	17,400	58,116
ASM Pacific Technology	400	5,148
Bank of East Asia	2,540	10,367
BOC Hong Kong Holdings	6,500	17,184
Cathay Pacific Airways	2,000	3,962
Cheung Kong Holdings	3,000	40,389
Cheung Kong Infrastructure Holdings	1,000	5,693
CLP Holdings	4,000	32,755
First Pacific	4,000	4,570
Galaxy Entertainment Group	3,000a	6,546
Hang Lung Group	2,000	12,702
Hang Lung Properties	5,000	17,184
Hang Seng Bank	1,600	20,654
Henderson Land Development	2,000	10,858
HKT Trust	239	153
Hong Kong & China Gas	10,470	24,843
Hong Kong Exchanges & Clearing	2,100	36,451
Hopewell Holdings	1,000	2,611
Hutchison Whampoa	5,000	47,553
Hysan Development	1,000	3,933
Kerry Properties	1,500	5,755
Li & Fung	12,000	26,245
Lifestyle International Holdings	1,500	3,509
Link REIT	5,500	20,037
MTR	3,000	10,001
New World Development	6,000	6,577
NWS Holdings	4,000	6,479
Orient Overseas International	500	2,611
PCCW	11,000	3,475
Power Assets Holdings	3,000	21,646
Shangri-La Asia	2,000	4,152
Sino Land	8,400	13,995
SJM Holdings	3,000	5,370
Sun Hung Kai Properties	3,000	41,550
Swire Pacific, Cl. A	1,500	16,684
Wharf Holdings	3,200	18,198
Wheelock & Co.	2,000	6,383
Yue Yuen Industrial Holdings	1,000	3,063
		577,402
Ireland--.1%
CRH	1,456	28,857

Elan	1,004a	13,393
Irish Bank Resolution	3,069a,b	4
Kerry Group, Cl. A	260	9,494
		51,748
Israel--.2%
Bank Hapoalim	2,512	8,761
Bank Leumi Le-Israel	2,777	9,069
Bezeq Israeli Telecommunication	4,209	7,300
Cellcom Israel	176	2,559
Israel	7	4,269
Israel Chemicals	945	9,900
Israel Discount Bank, Cl. A	2,485a	3,580
Mizrahi Tefahot Bank	424	3,712
NICE Systems	136a	4,910
Teva Pharmaceutical Industries	2,019	90,974
		145,034
Italy--.6%
A2A	1,653	1,574
Assicurazioni Generali	2,346	36,638
Atlantia	719	11,200
Autogrill	352	3,859
Banca Carige	966	1,911
Banca Monte dei Paschi di Siena	6,557	2,490
Banco Popolare	2,540	3,834
Enel	13,089	53,562
Enel Green Power	3,490	6,953
ENI	5,164	114,243
EXOR	146	3,373
Fiat	1,272	7,636
Fiat Industrial	1,851a	18,149
Finmeccanica	723	3,256
Intesa Sanpaolo	20,373	38,937
Intesa Sanpaolo-RSP	2,248	3,364
Luxottica Group	184	6,067
Mediaset	1,052	3,110
Mediobanca	844	4,965
Pirelli & C	735	6,802
Prysmian	517	7,769
Saipem	541	25,339
Snam Rete Gas	3,371	15,207
Telecom Italia	19,854	20,207
Telecom Italia-RSP	13,412	11,228
Terna Rete Elettrica Nazionale	2,144	7,864
Unicredit	8,163	40,499
Unione di Banche Italiane	1,956	8,993

		469,029
Japan--5.4%
Advantest	300	3,443
Aeon	1,100	14,498
Aeon Credit Service	300	4,591
AEON Mall	200	4,422
Aisin Seiki	300	9,474
Ajinomoto	2,000	24,131
Alfresa Holdings	100	4,380
All Nippon Airways	2,000	5,823
Amada	1,000	6,911
Aozora Bank	2,000	5,561
Asahi Glass	2,000	16,289
Asahi Group Holdings	700	15,469
Asahi Kasei	3,000	18,964
Asics	500	5,666
Astellas Pharma	900	36,944
Bank of Kyoto	1,000	8,616
Bank of Yokohama	3,000	13,889
Benesse Holdings	100	4,656
Bridgestone	1,200	27,352
Brother Industries	400	5,388
Canon	2,300	99,239
Casio Computer	600	3,525
Central Japan Railway	3	25,770
Chiba Bank	2,000	12,380
Chubu Electric Power	1,400	25,742
Chugai Pharmaceutical	400	6,353
Chugoku Electric Power	500	9,141
Citizen Holdings	400	2,429
Coca-Cola West	200	3,436
Cosmo Oil	1,000	2,911
Credit Saison	300	6,102
Dai Nippon Printing	1,000	10,754
Dai-ichi Life Insurance	17	17,836
Daicel Chemical Industries	1,000	6,269
Daido Steel	1,000	6,544
Daiichi Sankyo	1,400	26,641
Daikin Industries	400	11,593
Dainippon Sumitomo Pharma	400	4,611
Daito Trust Construction	200	18,833
Daiwa House Industry	1,000	12,630
Daiwa Securities Group	3,000	10,780
DeNA	200	5,060
Denki Kagaku Kogyo	1,000	3,948

Denso	1,000	29,705
Dentsu	300	10,021
East Japan Railway	700	45,305
Eisai	500	20,689
Electric Power Development	200	5,309
Elpida Memory	300a	1,271
FamilyMart	100	4,046
FANUC	400	67,200
Fast Retailing	100	19,869
Fuji Electric	2,000	5,272
Fuji Heavy Industries	1,000	6,793
FUJIFILM Holdings	1,000	23,698
Fujitsu	4,000	21,351
Fukuoka Financial Group	2,000	8,525
Furukawa Electric	1,000	2,662
Gree	200	5,770
GS Yuasa	1,000	5,889
Gunma Bank	1,000	5,443
Hachijuni Bank	1,000	5,862
Hakuhodo DY Holdings	70	4,292
Hamamatsu Photonics	100	3,593
Hino Motors	1,000	6,413
Hirose Electric	100	9,600
Hiroshima Bank	1,000	4,695
Hisamitsu Pharmaceutical	100	4,334
Hitachi	10,000	55,869
Hitachi Chemical	200	3,520
Hitachi Construction Machinery	200	3,961
Hitachi High-Technologies	200	4,378
Hitachi Metals	1,000	11,475
Hokkaido Electric Power	300	4,273
Hokuhoku Financial Group	3,000	5,980
Hokuriku Electric Power	300	5,819
Honda Motor	3,500	122,374
Hoya	900	19,074
Ibiden	200	4,079
Idemitsu Kosan	100	10,820
IHI	3,000	7,869
INPEX	5	34,098
Isetan Mitsukoshi Holdings	680	7,661
Isuzu Motors	2,000	10,125
ITOCHU	3,300	35,878
Itochu Techno-Solutions	100	4,623
Iyo Bank	1,000	9,600
J Front Retailing	1,200	5,902

Japan Prime Realty Investment	2	4,771
Japan Real Estate Investment	1	8,748
Japan Retail Fund Investment	4	5,797
Japan Steel Works	1,000	8,079
Japan Tobacco	9	44,262
JFE Holdings	800	14,269
JGC	1,000	27,528
Joyo Bank	1,000	4,420
JS Group	600	12,401
JSR	300	6,130
JTEKT	300	3,210
Jupiter Telecommunications	3	2,986
JX Holdings	4,540	27,389
Kajima	2,000	6,767
Kamigumi	1,000	8,800
Kaneka	1,000	5,587
Kansai Electric Power	1,500	24,138
Kansai Paint	1,000	9,430
Kao	1,100	28,939
Kawasaki Heavy Industries	4,000	11,751
Kawasaki Kisen Kaisha	1,000	1,889
KDDI	6	38,007
Keikyu	1,000	9,154
Keio	1,000	7,370
Keisei Electric Railway	1,000	7,528
Keyence	110	27,395
Kintetsu	3,000	12,079
Kirin Holdings	2,000	24,498
Kobe Steel	4,000	6,557
Komatsu	1,900	53,549
Konami	200	5,272
Konica Minolta Holdings	1,000	7,279
Kubota	3,000	27,069
Kuraray	800	11,614
Kurita Water Industries	200	5,430
Kyocera	300	25,574
Kyowa Hakko Kirin	371	4,569
Kyushu Electric Power	900	12,925
Lawson	200	12,144
Makita	200	7,546
Marubeni	4,000	27,593
Marui Group	600	4,824
Mazda Motor	3,000a	4,957
McDonald's Holdings Japan	200	5,427
Medipal Holdings	500	5,449

MEIJI Holdings	117	5,117
Miraca Holdings	100	3,742
Mitsubishi	3,000	68,420
Mitsubishi Chemical Holdings	3,000	16,839
Mitsubishi Electric	4,000	35,882
Mitsubishi Estate	3,000	47,882
Mitsubishi Gas Chemical	1,000	5,639
Mitsubishi Heavy Industries	6,000	27,462
Mitsubishi Materials	2,000	6,243
Mitsubishi Motors	9,000a	10,859
Mitsubishi Tanabe Pharma	400	5,634
Mitsubishi UFJ Financial Group	27,060	123,855
Mitsubishi UFJ Lease & Finance	120	5,020
Mitsui & Co.	3,400	57,700
Mitsui Chemicals	2,000	6,321
Mitsui Fudosan	2,000	32,866
Mitsui OSK Lines	2,000	7,554
Mizuho Financial Group	46,300	69,830
MS&AD Insurance Group Holdings	1,090	22,343
Murata Manufacturing	400	22,898
Nabtesco	200	4,249
Namco Bandai Holdings	500	7,115
NEC	6,000a	11,961
NGK Insulators	1,000	12,826
Nidec	200	19,148
Nikon	700	17,130
Nintendo	200	27,121
Nippon Building Fund	1	8,970
Nippon Electric Glass	1,000	8,708
Nippon Express	2,000	8,000
Nippon Meat Packers	1,000	12,695
Nippon Paper Group	200	4,281
Nippon Sheet Glass	1,000	2,020
Nippon Steel	10,000	24,525
Nippon Telegraph & Telephone	1,000	49,967
Nippon Yusen	3,000	7,593
Nishi-Nippon City Bank	2,000	5,849
Nissan Motor	5,100	48,090
Nisshin Seifun Group	500	6,046
Nisshin Steel	2,000	3,095
Nissin Foods Holdings	100	3,809
Nitori Holdings	100	9,180
Nitto Denko	300	10,639
NKSJ Holdings	725	15,765
NOK	300	5,603

Nomura Holdings	7,100	25,979
Nomura Real Estate Holdings	300	4,654
Nomura Real Estate Office Fund	1	5,344
Nomura Research Institute	200	4,551
NSK	1,000	7,436
NTN	1,000	4,118
NTT Data	2	6,552
NTT DoCoMo	33	58,599
Obayashi	1,000	4,826
Odakyu Electric Railway	1,000	9,928
OJI Paper	2,000	10,282
Olympus	500	8,426
Omron	400	8,063
Ono Pharmaceutical	200	11,279
ORACLE JAPAN	100	3,499
Oriental Land	100	10,623
ORIX	210	19,637
Osaka Gas	4,000	16,052
Otsuka	100	7,161
Otsuka Holdings	600	16,981
Panasonic	4,400	35,604
Rakuten	15	15,128
Resona Holdings	3,800	16,894
Ricoh	2,000	16,866
Rinnai	100	6,938
Rohm	200	9,915
Sankyo	100	4,885
Sanrio	100	4,479
Santen Pharmaceutical	100	4,092
SBI Holdings	44	3,324
Secom	400	18,702
Sega Sammy Holdings	500	10,820
Seiko Epson	300	3,824
Sekisui Chemical	1,000	8,761
Sekisui House	1,000	9,390
Seven & I Holdings	1,500	42,216
Seven Bank	1,000	2,098
Sharp	2,000	17,207
Shikoku Electric Power	300	8,691
Shimadzu	1,000	8,708
Shimamura	100	10,308
Shimano	200	9,875
Shimizu	1,000	4,577
Shin-Etsu Chemical	900	46,741
Shinsei Bank	4,000	4,511

Shionogi & Co.	500	6,669
Shiseido	800	14,678
Shizuoka Bank	1,000	10,256
Showa Denko	3,000	6,531
Showa Shell Sekiyu	500	3,430
SMC	100	17,351
Softbank	1,900	52,901
Sojitz	2,900	4,982
Sony	2,000	36,485
Sony Financial Holdings	200	3,323
Square Enix Holdings	200	4,026
Stanley Electric	300	4,607
Sumco	200a	1,713
Sumitomo	2,300	33,030
Sumitomo Chemical	3,000	12,079
Sumitomo Electric Industries	1,300	15,651
Sumitomo Heavy Industries	1,000	6,400
Sumitomo Metal Industries	6,000	10,702
Sumitomo Metal Mining	1,000	14,413
Sumitomo Mitsui Financial Group	2,900	92,230
Sumitomo Mitsui Trust Holdings	5,980	18,665
Sumitomo Realty & Development	1,000	18,990
Sumitomo Rubber Industries	400	4,753
Suruga Bank	1,000	8,892
Suzuken	100	2,915
Suzuki Motor	600	13,676
Sysmex	200	6,599
T&D Holdings	1,300	13,213
Taisei	2,000	5,534
Taisho Pharmaceutical Holdings	100a	8,787
Taiyo Nippon Sanso	1,000	6,964
Takashimaya	1,000	7,777
Takeda Pharmaceutical	1,600	69,456
TDK	200	9,534
Teijin	2,000	6,479
Terumo	400	19,174
THK	200	4,296
Tobu Railway	2,000	10,466
Toho	200	3,473
Toho Gas	1,000	6,479
Tohoku Electric Power	1,000	9,430
Tokio Marine Holdings	1,400	35,050
Tokyo Electric Power	3,000a	8,223
Tokyo Electron	400	22,767
Tokyo Gas	5,000	23,082

Tokyu	3,000	14,754
Tokyu Land	1,000	4,157
TonenGeneral Sekiyu	1,000	9,534
Toppan Printing	1,000	8,000
Toray Industries	3,000	22,505
Toshiba	8,000	33,889
Tosoh	1,000	2,820
TOTO	1,000	8,144
Toyo Seikan Kaisha	300	4,442
Toyoda Gosei	200	3,247
Toyota Industries	300	8,601
Toyota Motor	5,900	217,430
Toyota Tsusho	400	7,580
Trend Micro	300	9,529
Tsumura & Co.	100	2,978
Ube Industries	2,000	5,744
UNICHARM	200	10,505
Ushio	200	2,914
USS	60	5,729
West Japan Railway	300	12,708
Yahoo! Japan	24	7,327
Yakult Honsha	200	6,127
Yamada Denki	140	8,923
Yamaguchi Financial Group	1,000	9,574
Yamaha	400	3,683
Yamaha Motor	400	5,288
Yamato Holdings	700	11,576
Yamato Kogyo	200	6,287
Yaskawa Electric	1,000	8,826
Yokogawa Electric	400a	3,950
		4,533,016
Luxembourg--.1%
ArcelorMittal	1,922	38,709
Millicom International Cellular, SDR	159	15,703
SES	651	15,382
Tenaris	1,131	22,164
		91,958
Macau--.0%
Sands China	5,200a	17,603
Wynn Macau	3,200	8,204
		25,807
Netherlands--.7%
Aegon	3,776a	18,314
Akzo Nobel	476	24,781
ASML Holding	875	37,610

Corio	129	6,006
Delta Lloyd	221	4,047
European Aeronautic Defence and Space	862	28,977
Fugro	121	7,959
Heineken	490	22,656
Heineken Holding	247	9,986
ING Groep	8,381a	76,338
Koninklijke Ahold	2,421	32,104
Koninklijke Boskalis Westminster	92	3,567
Koninklijke DSM	277	14,223
Koninklijke KPN	3,150	34,555
Koninklijke Philips Electronics	2,251	45,526
Koninklijke Vopak	176	9,571
LyondellBasell Industries, Cl. A	622	26,808
QIAGEN	398a	6,485
Randstad Holding	180	6,143
Reed Elsevier	1,636	19,480
SBM Offshore	365	6,195
STMicroelectronics	1,054	7,009
TNT Express	628	5,260
Unilever	3,471	115,638
Wolters Kluwer	545	9,888
		579,126
New Zealand--.0%
Auckland International Airport	2,415	4,900
Contact Energy	460a	1,817
Fletcher Building	1,409	7,592
Sky City Entertainment Group	1,940	5,659
Telecom Corporation of New Zealand	4,764	8,248
		28,216
Norway--.2%
Aker Solutions	268	3,292
DNB	1,894	20,013
Gjensidige Forsikring	483	5,594
Norsk Hydro	1,845	9,763
Orkla	1,726	14,010
SeaDrill	751	27,947
Statoil	2,431	61,044
Telenor	1,391	22,712
Yara International	337	13,582
		177,957
Portugal--.1%
Banco Espirito Santo	905	1,496
Cimpor-Cimentos de Portugal	565	3,809
Energias de Portugal	4,216	12,313

Galp Energia, Cl. B	600	9,688
Jeronimo Martins	521a	8,706
Portugal Telecom	1,514	7,531
		43,543
Singapore--.5%
Ascendas Real Estate Investment Trust	3,400	5,049
Avago Technologies	486	16,495
CapitaLand	4,500	9,424
CapitaMall Trust	4,000	5,447
Capitamalls Asia	4,000	4,220
City Developments	1,000	7,851
ComfortDelgro	5,000	5,912
Cosco Singapore	3,000	2,819
DBS Group Holdings	3,500	37,763
Flextronics International	1,406a	9,659
Fraser and Neave	2,000	10,813
Genting Singapore	13,000a	16,873
Global Logistic Properties	4,150a	6,576
Golden Agri-Resources	12,640	7,398
Hutchison Port Holdings Trust	9,000	6,750
Keppel	3,200	27,647
Keppel Land	1,000	2,269
Noble Group	7,636	8,208
Olam International	3,045	6,304
Oversea-Chinese Banking	6,000	41,088
SembCorp Industries	2,000	7,612
SembCorp Marine	2,000	7,915
Singapore Airlines	1,866	16,493
Singapore Exchange	2,000	10,352
Singapore Press Holdings	3,000	8,863
Singapore Technologies Engineering	4,000	9,396
Singapore Telecommunications	17,000	41,964
StarHub	2,000	4,507
United Overseas Bank	3,000	41,422
UOL Group	1,000	3,663
Wilmar International	4,000	17,040
		407,792
Spain--.8%
Abertis Infraestructuras	752	12,679
Acciona	39	3,133
Acerinox	192	2,719
ACS Actividades de Construccion y Servicios	261	8,056
Amadeus IT Holding, Cl. A	676	11,592
Banco Bilbao Vizcaya Argentaria	9,790	85,532
Banco de Sabadell	2,636	9,727

Banco Popular Espanol	1,664	7,167
Banco Santander	18,004	140,231
Bankia	1,979	8,979
Bankinter	357	2,393
CaixaBank	1,838	9,244
Distribuidora Internacional de Alimentacion	986a	4,558
EDP Renovaveis	522a	3,007
Enagas	438	8,773
Ferrovial	725	8,494
Fomento de Construcciones y Contratas	161	3,786
Gas Natural SDG	675	11,045
Grifols	170a	3,104
Iberdrola	7,862	46,334
Inditex	451	39,379
Indra Sistemas	130	1,713
Mapfre	1,615	5,370
Red Electrica	248	11,416
Repsol	1,633	44,891
Telefonica	8,775	153,121
Zardoya Otis	186	2,654
		649,097
Sweden--.6%
Alfa Laval	650	13,297
Assa Abloy, Cl. B	691	18,733
Atlas Copco, Cl. A	1,364	32,390
Atlas Copco, Cl. B	708	14,951
Autoliv	210	13,249
Boliden	746	12,741
Electrolux, Ser. B	407	7,447
Getinge, Cl. B	363	9,835
Hennes & Mauritz, Cl. B	2,222	72,670
Hexagon, Cl. B	485	8,348
Holmen, Cl. B	75	2,169
Husqvarna, Cl. B	673	3,551
Industrivarden, Cl. C	308	4,369
Investor, Cl. B	962	19,454
Kinnevik Investment, Cl. B	358	7,481
Lundin Petroleum	378a	8,504
Modern Times Group, Cl. B	68	3,400
Nordea Bank	5,276	44,126
Ratos, Cl. B	334	4,211
Sandvik	2,059	30,389
Scania, Cl. B	848	14,595
Securitas, Cl. B	706	6,620
Skandinaviska Enskilda Banken, Cl. A	2,519	15,822

Skanska, Cl. B	905	15,789
SKF, Cl. B	823	19,398
SSAB, Cl. A	326	3,409
Svenska Cellulosa, Cl. B	1,254	20,920
Svenska Handelsbanken, Cl. A	997	29,869
Swedbank, Cl. A	1,505	21,593
Swedish Match	411	14,299
Tele2, Cl. B	581	11,075
Telefonaktiebolaget LM Ericsson, Cl. B	6,507	60,441
TeliaSonera	4,298	28,561
Volvo, Cl. B	2,882	37,224
		630,930
Switzerland--2.1%
ABB	4,731a	98,880
Actelion	178a	6,823
Adecco	300a	14,233
Aryzta	202a	9,336
Baloise Holding	91	6,986
Barry Callebaut	7a	6,592
Cie Financiere Richemont, Cl. A	1,140	64,587
Credit Suisse Group	2,497a	64,842
GAM Holding	436a	5,571
Garmin	202	8,423
Geberit	85a	17,571
Givaudan	17a	15,889
Holcim	498a	28,404
Julius Baer Group	371a	15,089
Kuehne & Nagel International	100	12,582
Lindt & Spruengli-PC	3	8,678
Lonza Group	82a	4,431
Nestle	6,996	401,304
Novartis	4,958	268,495
Pargesa Holding-BR	64	4,492
Partners Group Holding	25	4,377
Roche Holding	1,494	253,116
Schindler Holding	48	5,595
Schindler Holding-PC	85	9,881
SGS	12	21,557
Sika-BR	5	10,331
Sonova Holding	118a	12,068
Straumann Holding	19	3,421
Sulzer	31	3,883
Swatch Group	75	5,505
Swatch Group-BR	63	26,567
Swiss Life Holding	58a	5,765

Swiss Re	730a	39,636
Swisscom	56	22,124
Syngenta	207a	62,667
Synthes	153c	26,088
Transocean	775	36,778
UBS	7,854a	107,015
Zurich Financial Services	314a	75,461
		1,795,043
United Kingdom--5.7%
3i Group	1,736	5,057
Admiral Group	331	4,915
Aggreko	475	15,704
AMEC	595	9,427
Anglo American	2,844	117,765
Antofagasta	731	14,916
ARM Holdings	2,837	27,287
Associated British Foods	866	15,757
AstraZeneca	2,784	134,194
Aviva	5,997	33,066
Babcock International Group	857	9,866
BAE Systems	6,925	33,637
Balfour Beatty	1,187	5,132
Barclays	24,798	83,177
BG Group	7,242	162,853
BHP Billiton	4,521	151,463
BP	40,233	298,943
British American Tobacco	4,212	193,887
British Land	1,615	12,452
British Sky Broadcasting Group	2,397	26,100
BT Group	15,983	51,327
Bunzl	883	11,997
Burberry Group	1,038	21,982
Cairn Energy	3,083a	13,710
Capita Group	1,353	13,131
Capital Shopping Centres Group	773	3,943
Carnival	420	12,527
Centrica	11,454	53,032
Cobham	2,046	5,912
Compass Group	3,941	36,631
Diageo	5,336	118,056
Essar Energy	227a	463
Eurasian Natural Resources	384	4,184
Experian	1,944	26,367
Fresnillo	386	10,575
G4S	2,575	10,951

GKN	4,165	13,776
GlaxoSmithKline	10,790	240,084
Glencore International	1,647	10,687
Hammerson	1,232	7,331
HSBC Holdings	37,837	316,279
ICAP	931	4,936
Imperial Tobacco Group	2,176	77,949
Inmarsat	794	5,017
Intercontinental Hotels Group	757	15,434
International Consolidated Airlines Group	1,579a	4,403
International Power	3,211	16,995
Intertek Group	371	12,365
Invensys	1,440	4,595
Investec	662	3,925
ITV	8,986	10,621
J Sainsbury	2,638	12,006
Johnson Matthey	385	12,461
Kazakhmys	315	5,647
Kingfisher	4,977	20,083
Land Securities Group	1,614	17,179
Legal & General Group	12,314	22,425
Lloyds Banking Group	80,921a	39,101
London Stock Exchange Group	302	4,146
Lonmin	237	3,860
Man Group	3,853	7,035
Marks & Spencer Group	3,182	16,410
Meggitt	1,371	7,854
National Grid	7,665	76,446
Next	320	13,225
Old Mutual	11,390	26,242
Pearson	1,653	30,598
Petrofac	592	13,593
Prudential	5,577	61,650
Randgold Resources	181	20,465
Reckitt Benckiser Group	1,335	71,122
Reed Elsevier	2,543	21,068
Resolution	2,757	11,882
Rexam	1,726	10,187
Rio Tinto	2,991	179,595
Rolls-Royce Holdings	4,164a	48,330
Royal Bank of Scotland Group	38,719a	16,265
Royal Dutch Shell, Cl. A	7,688	271,820
Royal Dutch Shell, Cl. B	5,715	208,195
RSA Insurance Group	6,348	10,619
SABMiller	2,044	77,671

Sage Group	2,356	10,897
Schroders	205	4,691
Segro	1,292	4,481
Serco Group	873	6,998
Severn Trent	444	10,685
Shire	1,135	37,720
Smith & Nephew	1,887	18,313
Smiths Group	886	13,422
SSE	1,875	36,187
Standard Chartered	5,050	122,247
Standard Life	4,201	14,439
Subsea 7	628a	12,736
Tate & Lyle	823	8,598
Tesco	17,230	86,899
Tui Travel	1,371	4,139
Tullow Oil	2,023	44,375
Unilever	2,766	89,306
United Utilities Group	1,206	11,457
Vedanta Resources	192	3,621
Vodafone Group	107,923	290,887
Weir Group	397	12,248
Whitbread	332	8,613
Willis Group Holdings	338	13,138
WM Morrison Supermarkets	4,437	20,025
Wolseley	631	21,877
WPP	2,590	30,470
Xstrata	4,509	76,456
		4,846,888
United States--30.7%
3M	1,439	124,776
Abbott Laboratories	3,322	179,886
Abercrombie & Fitch, Cl. A	160	7,350
Accenture, Cl. A	1,387	79,531
ACE	725	50,460
Activision Blizzard	1,022	12,611
Adobe Systems	1,066a	32,993
Advance Auto Parts	156	11,956
Advanced Micro Devices	1,129a	7,576
AES	1,220a	15,567
Aetna	784	34,261
Aflac	954	46,011
AGCO	265a	13,496
Agilent Technologies	734	31,173
Air Products & Chemicals	436	38,381
Airgas	137	10,813

Akamai Technologies	324a	10,449
Alcoa	2,185	22,200
Alexion Pharmaceuticals	386a	29,629
Allegheny Technologies	240	10,894
Allergan	675	59,339
Alliance Data Systems	107a	11,856
Alliant Energy	201	8,520
Allstate	1,084	31,273
Alpha Natural Resources	385a	7,746
Altera	660	26,261
Altria Group	4,443	126,181
Amazon.com	778a	151,274
Ameren	535	16,927
American Electric Power	972	38,452
American Express	2,297	115,172
American International Group	981a	24,633
American Tower	801d	50,872
American Water Works	404	13,627
Ameriprise Financial	513	27,471
AmerisourceBergen	526	20,498
AMETEK	366	17,202
Amgen	1,796	121,966
Amphenol, Cl. A	312	16,982
Anadarko Petroleum	1,071	86,451
Analog Devices	641	25,082
Annaly Capital Management	1,925d	32,417
Aon	613	29,688
Apache	828	81,873
Apollo Group, Cl. A	252a	13,207
Apple	1,961a	895,157
Applied Materials	2,983	36,631
Arch Capital Group	258a	9,301
Arch Coal	499	7,201
Archer-Daniels-Midland	1,520	43,518
Arrow Electronics	221a	9,125
Assurant	223	8,831
AT&T	12,573	369,772
Autodesk	520a	18,720
Automatic Data Processing	995	54,506
AutoZone	52a	18,090
AvalonBay Communities	194d	26,386
Avery Dennison	191	5,186
Avnet	304a	10,600
Avon Products	784	13,932
Axis Capital Holdings	202	6,218

Baker Hughes	974	47,853
Ball	292	11,464
Bank of America	21,656	154,407
Baxter International	1,242	68,906
BB&T	1,419	38,583
Beam	258	13,496
Becton Dickinson & Co.	489	38,342
Bed Bath & Beyond	561a	34,053
Berkshire Hathaway, Cl. B	1,941a	152,116
Best Buy	636	15,232
Biogen Idec	505a	59,565
BlackRock	188	34,216
BMC Software	334a	12,104
Boeing	1,504	111,567
BorgWarner	246a	18,359
Boston Properties	308d	32,047
Boston Scientific	3,304a	19,692
Bristol-Myers Squibb	3,638	117,289
Broadcom, Cl. A	1,004a	34,477
Brown-Forman, Cl. B	160	12,994
Bunge	319	18,269
C.H. Robinson Worldwide	319	21,960
C.R. Bard	164	15,173
CA	762	19,644
Cablevision Systems (NY Group), Cl. A	423	6,155
Cabot Oil & Gas	418	13,334
Calpine	686a	10,016
Cameron International	468a	24,898
Campbell Soup	378	11,983
Capital One Financial	1,031	47,168
Cardinal Health	736	31,670
CareFusion	513a	12,286
CarMax	514a	15,641
Carnival	931	28,116
Caterpillar	1,387	151,349
CBRE Group	797a	15,382
CBS, Cl. B	1,317	37,508
Celanese, Ser. A	289	14,077
Celgene	941a	68,411
CenterPoint Energy	880	16,254
CenturyLink	1,374	50,879
Cerner	307a	18,693
CF Industries Holdings	146	25,897
Charles Schwab	2,298	26,772
Chesapeake Energy	1,317	27,828

Chevron	4,246	437,678
Chipotle Mexican Grill	66a	24,241
Chubb	597	40,244
Church & Dwight	264	11,978
Cigna	652	29,229
Cimarex Energy	155	9,049
Cincinnati Financial	311	10,163
Cintas	277	10,263
Cisco Systems	11,601	227,728
CIT Group	324a	12,357
Citigroup	6,240	191,693
Citrix Systems	401a	26,149
Cliffs Natural Resources	271	19,580
Clorox	267	18,332
CME Group	134	32,094
Coach	602	42,170
Coca-Cola	4,391	296,524
Coca-Cola Enterprises	721	19,316
Cognizant Technology Solutions, Cl. A	615a	44,126
Colgate-Palmolive	1,050	95,256
Comcast, Cl. A	4,499	119,628
Comcast, Cl. A (Special)	1,338	34,106
Comerica	458	12,673
Computer Sciences	290	7,491
ConAgra Foods	823	21,949
Concho Resources	193a	20,585
ConocoPhillips	2,751	187,646
Consol Energy	474	16,941
Consolidated Edison	593	34,963
Constellation Brands, Cl. A	362a	7,566
Constellation Energy Group	461	16,794
Continental Resources	106a	8,552
Cooper Industries	304	17,972
Corning	3,512	45,199
Costco Wholesale	942	77,498
Covance	119a	5,213
Coventry Health Care	297a	8,931
Covidien	1,103	56,805
Cree	170a	4,323
Crown Castle International	554a	26,858
Crown Holdings	306a	11,037
CSX	2,231	50,309
Cummins	389	40,456
CVS Caremark	2,836	118,403
D.R. Horton	490	6,821

Danaher	1,266	66,478
Darden Restaurants	263	12,064
DaVita	177a	14,480
Deere & Co.	895	77,104
Dell	3,479a	59,943
Delta Air Lines	279a	2,943
Denbury Resources	906a	17,087
DENTSPLY International	373	14,077
Devon Energy	811	51,750
DeVry	129	4,871
Diamond Offshore Drilling	124	7,725
Digital Realty Trust	246d	17,432
DIRECTV, Cl. A	1,560a	70,216
Discover Financial Services	1,247	33,893
Discovery Communications, Cl. A	270a	11,578
Discovery Communications, Cl. C	282a	10,956
DISH Network, Cl. A	476	13,290
Dolby Laboratories, Cl. A	89a	3,237
Dollar General	408a	17,385
Dollar Tree	246a	20,863
Dominion Resources	1,148	57,446
Dover	431	27,330
Dow Chemical	2,556	85,652
Dr. Pepper Snapple Group	462	17,935
DTE Energy	398	21,178
Duke Energy	2,911	62,033
Duke Realty	396d	5,302
Dun & Bradstreet	102	8,447
E.I. du Pont de Nemours & Co.	2,004	101,984
Eastman Chemical	369	18,568
Eaton	686	33,635
Eaton Vance	238	6,114
eBay	2,499a	78,968
Ecolab	682	41,220
Edison International	658	27,004
Edwards Lifesciences	214a	17,691
El Paso	1,616	43,422
Electronic Arts	745a	13,835
Eli Lilly & Co.	2,252	89,494
EMC	4,449a	114,606
Emerson Electric	1,604	82,414
Energen	116	5,588
Energizer Holdings	129a	9,948
Entergy	339	23,520
EOG Resources	554	58,802

EQT	341	17,227
Equifax	253	9,859
Equity Residential	595d	35,432
Estee Lauder, Cl. A	502	29,081
Everest Re Group	102	8,711
Exelon	1,437	57,164
Expedia	230	7,445
Expeditors International of Washington	386	17,235
Express Scripts	1,007a	51,518
Exxon Mobil	10,255	858,754
F5 Networks	182a	21,793
Family Dollar Stores	252	14,062
Fastenal	602	28,101
Federal Realty Investment Trust	119d	11,241
FedEx	663	60,658
Fidelity National Financial, Cl. A	408	7,422
Fidelity National Information Services	485	13,852
Fifth Third Bancorp	1,941	25,252
First Solar	95a	4,017
FirstEnergy	868	36,647
Fiserv	320a	20,125
FLIR Systems	304	7,828
Flowserve	145	15,975
Fluor	377	21,202
FMC	130	12,048
FMC Technologies	466a	23,817
Ford Motor	7,627	94,727
Forest Laboratories	543a	17,257
Fossil	126a	11,976
Franklin Resources	316	33,528
Freeport-McMoRan Copper & Gold	2,042	94,361
Frontier Communications	2,204	9,433
GameStop, Cl. A	315a	7,358
Gap	928	17,613
General Dynamics	657	45,438
General Electric	22,488	420,750
General Growth Properties	945d	14,912
General Mills	1,418	56,479
General Motors	1,624a	39,008
Genuine Parts	342	21,813
Genworth Financial, Cl. A	798a	6,153
Gilead Sciences	1,571a	76,728
Goldman Sachs Group	1,037	115,594
Goodrich	262	32,685
Goodyear Tire & Rubber	433a	5,629

Google, Cl. A	539a	312,679
Green Mountain Coffee Roasters	244a	13,015
H&R Block	635	10,389
H.J. Heinz	651	33,754
Halliburton	1,993	73,303
Harley-Davidson	515	22,758
Harris	226	9,266
Hartford Financial Services Group	937	16,416
Hasbro	240	8,378
HCA Holdings	328	8,016
HCP	915d	38,457
Health Care REIT	443d	25,344
Helmerich & Payne	251	15,489
Henry Schein	182a	12,902
Herbalife	301	17,422
Hershey	351	21,439
Hertz Global Holdings	588a	7,997
Hess	615	34,625
Hewlett-Packard	4,299	120,286
HollyFrontier	360	10,562
Hologic	515a	10,501
Home Depot	3,239	143,779
Honeywell International	1,599	92,806
Hormel Foods	274	7,886
Hospira	294a	10,131
Host Hotels & Resorts	1,502d	24,663
Hudson City Bancorp	833	5,606
Humana	377	33,561
IHS, Cl. A	90a	8,053
Illinois Tool Works	905	47,992
Illumina	289a	14,959
Ingersoll-Rand	758	26,485
Integrys Energy Group	130	6,748
Intel	11,075	292,602
IntercontinentalExchange	156a	17,859
International Business Machines	2,519	485,159
International Flavors & Fragrances	188	10,492
International Game Technology	508	8,092
International Paper	889	27,683
Interpublic Group of Cos.	828	8,553
Intuit	649	36,630
Intuitive Surgical	83a	38,173
Invesco	1,012	22,841
Iron Mountain	417	12,852
J.C. Penney	357	14,833

J.M. Smucker	216	17,016
Jacobs Engineering Group	334a	14,950
JB Hunt Transport Services	158	8,069
Johnson & Johnson	5,814	383,201
Johnson Controls	1,521	48,322
Joy Global	230	20,859
JPMorgan Chase & Co.	8,224	306,755
Juniper Networks	1,106a	23,149
Kansas City Southern	268a	18,396
KBR	301	9,674
Kellogg	588	29,118
KeyCorp	2,161	16,791
Kimberly-Clark	808	57,820
Kimco Realty	1,030d	18,798
Kinder Morgan	248	8,053
Kinder Morgan Management	160a	12,339
KLA-Tencor	378	19,327
Kohl's	569	26,168
Kraft Foods, Cl. A	3,598	137,803
Kroger	1,108	26,326
L-3 Communications Holdings	215	15,209
Laboratory Corp. of America Holdings	242a	22,116
Lam Research	292a	12,436
Las Vegas Sands	725a	35,605
Legg Mason	319	8,125
Leggett & Platt	272	5,837
Leucadia National	496	13,769
Level 3 Communications	374a	6,938
Liberty Global, Cl. A	371a	17,021
Liberty Global, Ser. C	203a	8,964
Liberty Interactive, Cl. A	1,084a	18,558
Liberty Media, Cl. A	257a	21,179
Liberty Property Trust	187d	6,225
Life Technologies	323a	15,643
Limited Brands	515	21,558
Lincoln National	551	11,869
Linear Technology	512	17,060
Lockheed Martin	614	50,544
Loews	631	23,543
Lorillard	300	32,217
Lowe's	2,707	72,629
LSI	1,233a	9,334
M&T Bank	204	16,267
Macerich	301d	16,344
Macy's	905	30,489

Manpower	158	6,337
Marathon Oil	1,432	44,950
Marathon Petroleum	740	28,283
Marriott International, Cl. A	625	21,531
Marsh & McLennan	1,107	34,970
Martin Marietta Materials	71	5,858
Marvell Technology Group	960a	14,909
Masco	590	7,121
MasterCard, Cl. A	235	83,559
Mattel	655	20,305
Maxim Integrated Products	713	19,137
McCormick & Co.	225	11,372
McDonald's	2,198	217,712
McGraw-Hill	685	31,510
McKesson	524	42,821
MDU Resources Group	351	7,504
Mead Johnson Nutrition	459	34,007
MeadWestvaco	345	10,157
Medco Health Solutions	813a	50,422
Medtronic	2,284	88,094
Merck & Co.	6,559	250,947
MetLife	2,285	80,729
MetroPCS Communications	331a	2,926
MGM Resorts International	876a	11,432
Microchip Technology	368	13,583
Micron Technology	2,379a	18,057
Microsoft	15,987	472,096
Mohawk Industries	104a	6,361
Molson Coors Brewing, Cl. B	362	15,526
Monsanto	1,152	94,522
Monster Beverage	183a	19,125
Moody's	475	17,684
Morgan Stanley	3,170	59,121
Mosaic	638	35,709
Motorola Mobility Holdings	598a	23,101
Motorola Solutions	698	32,394
Murphy Oil	428	25,509
Mylan	791a	16,413
Nabors Industries	516a	9,608
NASDAQ OMX Group	219a	5,427
National Oilwell Varco	918	67,914
NetApp	739a	27,890
Netflix	94a	11,299
New York Community Bancorp	1,008	12,792
Newell Rubbermaid	529	9,771

Newfield Exploration	352a	13,309
Newmont Mining	1,069	65,722
News, Cl. A	3,856	72,608
News, Cl. B	788	15,342
NextEra Energy	803	48,060
Nielsen Holdings	210	6,086
NII Holdings	289a	5,812
NIKE, Cl. B	728	75,705
NiSource	516	11,729
Noble	481	16,758
Noble Energy	357a	35,939
Nordstrom	380	18,764
Norfolk Southern	715	51,623
Northeast Utilities	332	11,537
Northern Trust	406	16,715
Northrop Grumman	521	30,244
NRG Energy	457a	7,714
NSTAR	202	9,076
Nuance Communications	567a	16,171
Nucor	675	30,031
NVIDIA	1,306a	19,290
NYSE Euronext	604	16,042
O'Reilly Automotive	299a	24,371
Occidental Petroleum	1,737	173,300
Omnicare	202	6,632
Omnicom Group	588	26,819
ONEOK	201	16,715
Oracle	8,605	242,661
Owens-Illinois	292a	7,023
PACCAR	751	33,194
Pall	237	14,144
Parker Hannifin	301	24,285
PartnerRe	125	8,178
Patterson	139	4,477
Paychex	705	22,208
Peabody Energy	581	19,806
Pentair	186	6,849
People's United Financial	715	8,816
Pepco Holdings	419	8,238
PepsiCo	3,371	221,374
Perrigo	178	17,017
PetSmart	229	12,187
Pfizer	16,456	352,158
PG&E	804	32,691
Philip Morris International	3,733	279,116

Pinnacle West Capital	192	9,074
Pioneer Natural Resources	200	19,860
Pitney Bowes	342	6,488
Plains Exploration & Production	375a	14,145
Plum Creek Timber	418d	16,210
PNC Financial Services Group	1,141	67,228
PPG Industries	332	29,741
PPL	1,204	33,459
Praxair	653	69,349
Precision Castparts	321	52,541
Priceline.com	111a	58,772
Principal Financial Group	715	19,527
Procter & Gamble	5,829	367,460
Progress Energy	600	32,598
Progressive	1,145	23,221
ProLogis	937d	29,712
Prudential Financial	1,076	61,590
Public Service Enterprise Group	1,027	31,159
Public Storage	291d	40,408
QEP Resources	318	9,108
QUALCOMM	3,577	210,399
Quanta Services	378a	8,165
Quest Diagnostics	373	21,664
R.R. Donnelley & Sons	415	4,714
Ralcorp Holdings	107a	9,357
Ralph Lauren	141	21,432
Range Resources	345	19,844
Rayonier	219d	10,015
Raytheon	733	35,177
Red Hat	431a	19,985
Regency Centers	138d	5,702
Regions Financial	2,243	11,708
RenaissanceRe Holdings	95	6,945
Republic Services	678	19,852
Reynolds American	738	28,952
Robert Half International	274	7,587
Rock-Tenn, Cl. A	119	7,361
Rockwell Automation	312	24,295
Rockwell Collins	288	16,672
Roper Industries	183	17,090
Ross Stores	540	27,443
Rowan	295a	10,033
Royal Caribbean Cruises	399	10,845
Safeway	725	15,936
SAIC	706a	9,079

Salesforce.com	254a	29,667
SanDisk	509a	23,353
Sara Lee	1,227	23,497
SBA Communications, Cl. A	191a	8,733
SCANA	233	10,445
Schlumberger	2,876	216,189
Scripps Networks Interactive, Cl. A	179	7,761
Seagate Technology	786	16,616
Sealed Air	291	5,800
Sears Holdings	80a	3,372
SEI Investments	221	4,060
Sempra Energy	521	29,645
Sherwin-Williams	175	17,068
Sigma-Aldrich	269	18,303
Simon Property Group	633d	85,999
Sirius XM Radio	7,333a	15,326
SLM	1,170	17,492
Southern	1,846	84,104
Southwest Airlines	263	2,520
Southwestern Energy	735a	22,888
Spectra Energy	1,313	41,346
Sprint Nextel	5,370a	11,384
SPX	89	6,197
St. Jude Medical	697	29,072
Stanley Black & Decker	335	23,510
Staples	1,528	22,355
Starbucks	1,612	77,263
Starwood Hotels & Resorts Worldwide	421d	22,835
State Street	1,020	39,964
Stericycle	162a	13,611
Stryker	611	33,868
Sunoco	326	12,505
SunTrust Banks	1,127	23,182
Symantec	1,570a	26,988
Synopsys	266a	7,762
Sysco	1,184	35,650
T. Rowe Price Group	582	33,663
Target	1,322	67,171
TD Ameritrade Holding	489	7,878
TE Connectivity	1,007	34,339
Teradata	366a	19,603
Texas Instruments	2,496	80,820
Textron	542	13,810
Thermo Fisher Scientific	793a	41,950
Tiffany & Co.	288	18,374

Time Warner	2,157	79,938
Time Warner Cable	691	50,941
TJX	797	54,308
Toll Brothers	239a	5,213
Torchmark	249	11,372
Total System Services	300	6,432
Travelers	867	50,546
TRW Automotive Holdings	256a	9,605
Tyco International	1,003	51,103
Tyson Foods, Cl. A	547	10,196
U.S. Bancorp	4,086	115,307
Ultra Petroleum	276a	6,632
Union Pacific	1,050	120,026
United Continential Holdings	87a	2,010
United Parcel Service, Cl. B	1,573	118,997
United States Steel	255	7,698
United Technologies	1,850	144,948
UnitedHealth Group	2,298	119,013
Unum Group	602	13,744
Urban Outfitters	254a	6,731
URS	153a	6,296
Valero Energy	1,312	31,475
Varian Medical Systems	215a	14,162
Ventas	564d	32,887
VeriSign	349	12,934
Verisk Analytics, Cl. A	295a	11,821
Verizon Communications	6,027	226,977
Vertex Pharmaceuticals	431a	15,925
VF	186	24,457
Viacom, Cl. B	1,094	51,462
Virgin Media	563	13,422
Visa, Cl. A	1,113	112,012
VMware, Cl. A	166a	15,151
Vornado Realty Trust	351d	28,389
Vulcan Materials	342	15,000
W.R. Berkley	221	7,574
W.W. Grainger	137	26,131
Wal-Mart Stores	4,035	247,588
Walgreen	1,960	65,386
Walt Disney	3,719	144,669
Walter Energy	122	8,434
Warner Chilcott, Cl. A	230a	3,880
Washington Post, Cl. B	10	3,787
Waste Management	943	32,779
Waters	205a	17,747

Watson Pharmaceuticals	276a	16,182
Weatherford International	1,632a	27,320
WellPoint	755	48,562
Wells Fargo & Co.	10,645	310,940
Western Digital	565a	20,538
Western Union	1,341	25,613
Weyerhaeuser	1,137d	22,763
Whirlpool	129	7,007
Whiting Petroleum	233a	11,671
Whole Foods Market	283	20,950
Williams	1,190	34,296
Windstream	1,429	17,248
Wisconsin Energy	522	17,748
Wynn Resorts	167	19,243
Xcel Energy	996	26,494
Xerox	2,902	22,491
Xilinx	501	17,961
XL Group	594	12,040
Xylem	319	8,265
Yahoo!	2,523a	39,031
Yum! Brands	1,017	64,407
Zimmer Holdings	402	24,422
		26,029,604
Total Common Stocks
(cost $52,613,800)		49,678,691

Preferred Stocks--.1%
Germany
Bayerische Motoren Werke	132	7,522
Henkel & Co.	410	25,306
Porsche Automobil Holding	281	17,241
ProSiebenSat.1 Media	139	3,264
RWE	68	2,425
Volkswagen	310	54,926
Total Preferred Stocks
(cost $73,570)		110,684

Rights--.0%
Spain
Banco Santander
(cost $3,316)	18,004[a]	3,017

	Face Amount
	Covered by
Options Purchased--4.4%	Contracts ($)	Value ($)

Call Options--4.3%
U.S. Treasury 10 Year Note Futures,
February 2012 @ $109	156,000	[a]	3,627,000
	Number of
	Contracts ($)		Value ($)
Put Options--.1%
Swiss Market Index Futures,
March 2012 @ CHF 5,706	20	[a]	1,548
Swiss Market Index Futures,
March 2012 @ CHF 5,694	130	[a]	9,627
Swiss Market Index Futures,
March 2012 @ CHF 5,809	160	[a]	17,323
Swiss Market Index Futures,
March 2012 @ CHF 5,689	460	[a]	33,746
			62,244
Total Options
(cost $3,486,019)			3,689,244
	Principal
Short-Term Investments--17.5%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 3/1/12	2,500,000		2,499,930
0.01%, 4/12/12	3,350,000		3,349,702
0.02%, 3/22/12	3,640,000	e	3,639,774
0.02%, 3/29/12	1,270,000		1,269,905
0.03%, 4/19/12	3,760,000		3,759,613
0.03%, 5/24/12	280,000	e	279,950
Total Short-Term Investments
(cost $14,799,510)			14,798,874

Other Investment--17.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,687,327)	14,687,327	[f]	14,687,327

Total Investments (cost $85,663,542)	98.0%		82,967,837
Cash and Receivables (Net)	2.0%		1,700,830
Net Assets	100.0%		84,668,667

BR - Bearer Certificate
CDI - Chess Depository Interest
CHF- Swiss Franc
PC - Participation Certificate
REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts

STRIP - Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2012, the value of these securities amounted to $578 or less than .01% of net assets.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, this security was valued at $26,088 or .03% of net assets.
d Investment in real estate investment trust.
e Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and options positions.
f Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized depreciation on investments was $2,752,293 of which $7,036,860 related to appreciated investment securities and $9,789,153 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investment	34.8
Financial	11.2
Energy	7.0
Consumer Discretionary	6.7
Information Technology	6.4
Industrial	6.3
Health Care	5.9
Consumer Staples	5.7
Materials	4.8
Options Purchased	4.4
Telecommunication Services	3.0
Utilities	1.8
98.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)

Financial Futures Long
Amsterdam Exchange Index	68	5,650,718	February 2012	53,999
ASX SPI 200	28	3,143,811	March 2012	46,130
DAX	42	8,891,002	March 2012	890,839
Euro-Bond Options	161	5,420,691	February 2012	1,305,499
FTSE / MIB Index	1	103,605	March 2012	8,596
FTSE 100	46	4,097,382	March 2012	83,485
IBEX 35 Index	1	111,250	February 2012	1,101
Japanese 10 Year Bond	9	16,830,295	March 2012	36,275
U.S. Treasury 10 Year Notes	57	7,538,250	March 2012	102,891

Financial Futures Short
Australian 10 Year Bond	58	(7,297,463)	March 2012	(26,222)
Canadian 10 Year Bond	81	(10,869,193)	March 2012	(104,363)
Hang Seng	42	(5,512,889)	February 2012	(13,074)
Japanese 10 Year Mini Bond	32	(5,983,685)	March 2012	(12,163)
Long Gilt	83	(15,357,272)	March 2012	(461,161)
S&P/ Toronto Stock Exchange Index	19	(2,683,133)	March 2012	(84,262)
Standard & Poor's 500 E-mini	5	(327,050)	March 2012	(20,962)
Topix	64	(6,349,639)	March 2012	(148,049)

Gross Unrealized Appreciation				2,528,815
Gross Unrealized Depreciation				(870,256)

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

3/21/2012	b	2	1,078,290	846,839	887,348	(40,509)
3/21/2012	c	1	449,400	338,075	369,821	(31,746)
3/21/2012	d	3	2,499,735	1,927,948	2,057,086	(129,138)
3/21/2012	e	4	1,845,455	1,446,253	1,518,665	(72,412)
Norwegian Krone, Expiring:						
3/21/2012	a	1	16,704,893	2,808,489	2,841,629	(33,140)
3/21/2012	c	2	8,089,886	1,338,834	1,376,151	(37,317)
3/21/2012	d	3	11,427,794	1,945,285	1,943,954	1,331
3/21/2012	e	2	2,299,240	383,793	391,118	(7,325)
Swedish Krona, Expiring:						
3/21/2012	b	2	7,435,405	1,074,284	1,090,558	(16,274)
3/21/2012	c	2	10,220,757	1,470,252	1,499,088	(28,836)
3/21/2012	d	2	12,208,095	1,755,576	1,790,573	(34,997)
3/21/2012	e	3	10,417,343	1,514,789	1,527,921	(13,132)
Swiss Franc, Expiring:						
3/21/2012	b	2	1,365,139	1,438,579	1,484,207	(45,628)
3/21/2012	d	2	1,404,000	1,480,328	1,526,458	(46,130)
Gross Unrealized Appreciation						**2,284,777**
Gross Unrealized Depreciation						**(1,033,727)**

Counterparties:

a	Citicorp
b	Citigroup
c	Credit Suisse First Boston
d	HSBC
e	UBS

STATEMENT OF OPTIONS WRITTEN
January 31, 2012 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
March 2012 @ CHF 5,706	20	a	(5,783)
Swiss Market Index Futures,
March 2012 @ CHF 5,809	160	a	(33,269)
Swiss Market Index Futures,
March 2012 @ CHF 5,692	130	a	(39,085)
Swiss Market Index Futures,
March 2012 @ CHF 5,689	460	a	(139,424)

(premiums received $160,973)			(217,561)

CHF-Swiss Franc

a	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	26,029,604	-	-	26,029,604
Equity Securities - Foreign+	23,759,193	-	578	23,759,771
Mutual Funds	14,687,327	-	-	14,687,327
U.S. Treasury	-	14,798,874	-	14,798,874
Rights+	3,017	-	-	3,017
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,284,777	-	2,284,777
Futures++	2,528,815	-	-	2,528,815
Options Purchased	3,689,244	-	-	3,689,244
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,033,727)	-	(1,033,727)
Futures++	(870,256)	-	-	(870,256)
Options Written	(217,561)	-	-	(217,561)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

By: /s/ James Windels
James Windels Treasurer
Date:	03/27/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)